                                       United States
                             Securities and Exchange Commission
                                   Washington, D.C. 20549

                                         Form N-CSR
         Certified Shareholder Report of Registered Management Investment Companies

                                          811-4017
                            (Investment Company Act File Number)

                                   Federated Equity Funds

                     (Exact Name of Registrant as Specified in Charter)

                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000

                                       (412) 288-1900
                              (Registrant's Telephone Number)

                                 John W. McGonigle, Esquire
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)

                             Date of Fiscal Year End: 10/31/03

                    Date of Reporting Period: Fiscal year ended 10/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

3RD ANNUAL SHAREHOLDER REPORT

October 31, 2003

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

			Period Ended
Year Ended October 31	2003	2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$3.54	$4.23	$4.33
Income From Investment Operations:
Net operating loss	(0.06)[2]	(0.05)[2,3]	(0.02)[2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.42	(0.28)[3]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	1.36	(0.33)	(0.10)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--	(0.36)	--

Net Asset Value, End of Period	$4.90	$3.54	$4.23

Total Return[4]	38.42%	(8.90)%	(2.31)%

Ratios to Average Net Assets:

Expenses	1.95%	1.95%	1.95%[5]

Net operating loss	(1.45)%	(1.25)%[3]	(0.93)%[5]

Expense waiver/reimbursement[6]	0.24%	0.18%	0.17%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$1,191,117	$435,500	$85,169

Portfolio turnover	72%	65%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

			Period Ended
Year Ended October 31	2003	2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$3.52	$4.22	$4.33
Income From Investment Operations:
Net operating loss	(0.08)[2]	(0.07)[2,3]	(0.03)[2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.40	(0.27)[3]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	1.32	(0.34)	(0.11)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--	(0.36)	--

Net Asset Value, End of Period	$4.84	$3.52	$4.22

Total Return[4]	37.50%	(9.20)%	(2.54)%

Ratios to Average Net Assets:

Expenses	2.50%	2.47%	2.47%[5]

Net operating loss	(2.01)%	(1.77)%[3]	(1.45)%[5]

Expense waiver/reimbursement[6]	0.19%	0.16%	0.15%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$782,171	$427,175	$68,902

Portfolio turnover	72%	65%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

			Period Ended
Year Ended October 31	2003	2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$3.52	$4.22	$4.33
Income From Investment Operations:
Net operating loss	(0.08)[2]	(0.07)[2,3]	(0.03)[2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.40	(0.27)[3]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	1.32	(0.34)	(0.11)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--	(0.36)	--

Net Asset Value, End of Period	$4.84	$3.52	$4.22

Total Return[4]	37.50%	(9.20)%	(2.54)%

Ratios to Average Net Assets:

Expenses	2.50%	2.47%	2.47%[5]

Net operating loss	(2.00)%	(1.77)%[2]	(1.45)%[5]

Expense waiver/reimbursement[6]	0.19%	0.16%	0.15%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$337,765	$127,714	$16,234

Portfolio turnover	72%	65%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

Fiscal 2003, which ended October 31, 2003, was an excellent year for Federated Kaufmann Fund. Total return (for the Class A, Class B and Class C Shares, respectively) was 38.42%, 37.50% and 37.50%, respectively, at net asset value for the year.1 According to Lipper Inc., this put the fund in the top 14% of its category, Mid-Cap Growth Funds, for the reporting period.2 The fund's Class A Shares ranked 68 out of 492 funds for the one-year period as of 10/31/03 in the Lipper Mid-Cap Growth category based on total returns.

In general, the stock market was very strong during the second half of fiscal 2003, reflecting the steadily improving prospects for a strong economic recovery. Some of the fund's biggest gainers during the reporting period were companies that, as dominant competitors in their fields, are helping to lead that recovery--companies such as PETsMART, Advance Auto Parts, Cendant and Seagate Technology.

Many of the fund's core positions are in fast-growing, highly-profitable, conservatively-financed, well-managed companies. They are companies that we have followed for years or are in industries that we know well. In general, we are quite optimistic about how these companies should benefit from a continuation of the economic upturn. Moreover, even after the run-up some stocks have had in the last six months, valuations continue to be attractive. The price-to-earnings ratios of PETsMART, Advance Auto Parts, Cendant and Seagate Technology, to mention again some of our biggest recent gainers, are all well below what one might expect for such companies in an ebullient market in a low interest rate environment. It seems to us that the stocks of some of the highest quality companies have lagged behind lesser names in the recent stock market run-up. This is another reason that we are positive about the intermediate-term prospects for Federated Kaufmann Fund's portfolio. Lastly, we have managed to build up a good-sized cash position. This should give us good flexibility in the months ahead, particularly if the IPO market begins to recover along with the economy.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return based on offering price, (i.e. less any applicable sales charges) for Class A, Class B, and Class C Shares were 30.81%, 32.00%, and 35.13%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

FEDERATED KAUFMANN FUND -- CLASS A SHARES

Average Annual Total Return for the Period Ended 10/31/2003
	1 Year	2 Years	5 Years	10 Years	15 Years
Federated Kaufmann Fund -- Class A Shares[2]	38.42%	12.29%	13.86%	13.27%	17.06%
Russell Mid-Cap Growth Index[3]	39.30%	7.13%	4.62%	9.17%	11.78%
Lipper Mid-Cap Growth Index[3]	31.17%	3.09%	5.63%	8.09%	11.27%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represent a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and the LMCGI have been adjusted to reflect reinvestment of all dividends on securities in the index.

2 Performance shown is for the Fund's Class A Shares at net asset value. Based on the maximum sales charge of 5.50%, the Fund's Class A Shares' average annual 1-year, 2-year, 5-year, 10-year and 15-year total returns were 30.81%, 9.16%, 12.58%, 12.63% and 16.62%, respectively. Additional classes of shares are available. Performance for these classes will vary due to differences in charges and expenses. The fund is the successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the fund's Class A, Class B and Class C shares had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the maximum sales charge or contingent deferred sales charge and expenses applicable to the fund's Class A, Class B, and Class C shares. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indexes are unmanaged.

FEDERATED KAUFMANN FUND -- CLASS B SHARES

Average Annual Total Return for the Period Ended 10/31/2003
	1 Year	2 Years	5 Years	10 Years	15 Years
Federated Kaufmann Fund -- Class B Shares[2]	37.50%	11.74%	13.31%	12.85%	16.75%
Russell Mid-Cap Growth Index[3]	39.30%	7.13%	4.62%	9.17%	11.78%
Lipper Mid-Cap Growth Index[3]	31.17%	3.09%	5.63%	8.09%	11.27%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represent a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and the LMCGI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 Performance shown is for the Fund's Class B Shares at net asset value. Based on the maximum contingent deferred sales charge of 5.50%, the Fund's Class B Shares' average annual 1-year, 2-year, 5-year, 10-year and 15-year total returns were 32.00%, 9.59%, 13.10%, 12.85% and 16.75%, respectively. Additional classes of shares are available. Performance for these classes will vary due to differences in charges and expenses. The fund is the successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the fund's Class A, Class B and Class C shares had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the maximum sales charge or contingent deferred sales charge and expenses applicable to the fund's Class A, Class B, and Class C shares. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 The RMGI and LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. These indexes are unmanaged.

FEDERATED KAUFMANN FUND -- CLASS C SHARES

Average Annual Total Return for the Period Ended 10/31/2003
	1 Year	2 Years	5 Years	10 Years	15 Years
Federated Kaufmann Fund -- Class C Shares[2]	37.50%	11.74%	13.30%	12.71%	16.48%
Russell Mid-Cap Growth Index[3]	39.30%	7.13%	4.62%	9.17%	11.78%
Lipper Mid-Cap Growth Index[3]	31.17%	3.09%	5.63%	8.09%	11.27%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represent a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and the LMCGI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 Performance shown is for the Fund's Class C Shares at net asset value. Based on the maximum sales charge of 1.00% and a maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date, the Fund's Class C Shares' average annual 1-year, 2-year, 5-year, 10-year and 15-year total returns were 35.13%, 11.18%, 13.08%, 12.59% and 16.41%, respectively. Additional classes of shares are available. Performance for these classes will vary due to differences in charges and expenses. The fund is the successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the fund's Class A, Class B and Class C shares had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the maximum sales charge or contingent deferred sales charge and expenses applicable to the fund's Class A, Class B, and Class C shares. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. These indexes are unmanaged.

Portfolio of Investments

October 31, 2003

Shares or Units Held			Value
		COMMON STOCKS--74.4%
		FINANCIALS--7.1%
		Finance--2.5%
160,000	[1,2]	Affiliated Managers Group	$11,600,000
800,000	[2]	Capital One Financial Corp.	48,640,000
140,000	[1,2]	CapitalSource Inc.	3,045,000
900,000	[1,2,3]	Federal Agricultural Mortgage Corp., Class C	28,143,000
1,300,000	[2]	IndyMac Bancorp, Inc.	38,220,000
123,160		Shokoh Fund & Co. Ltd. (JPY)	17,918,656

		TOTAL	147,566,656

		Insurance--3.6%
650,000		Ace Ltd.	23,400,000
397,500	[1,2]	Arch Capital Group Ltd.	14,508,750
1,377,500	[2]	Axis Capital Holdings Ltd.	34,506,375
300,000	[1]	Benfield Group PLC (GBP)	1,414,422
600,000		Endurance Specialty Holdings Ltd.	17,742,000
25,000	[1]	Markel Corp.	6,309,750
1,286,500	[1,3]	Philadelphia Consolidated Holding Corp.	60,658,475
415,750	[1,2,3]	RTW, Inc.	2,743,950
1,350,000		Willis Group Holdings Ltd.	44,955,000

		TOTAL	206,238,722

		Venture Capital--0.4%
1	[4]	Apollo Investment Fund V	4,142,254
1	[4]	De Novo Ventures I, LP	6,511,995
1	[1,4]	FA Private Equity Fund IV, LP	126,545
1	[4]	Greenfield Technology Venture Fund	33,761
1	[1,4]	Infrastructure Fund	384,491
1	[4]	Internet.com Venture Fund III, LLC	89,054
1	[4]	Latin Healthcare Fund	7,718,647
1	[4]	Peachtree/CB Partners, LLC	0
1	[1,4]	Peachtree/Heartlab Partners, LLC	673,750
1	[4]	Peachtree/Leadscope, LLC	68,340
1	[1,4]	Peachtree/Leadscope, LLC	300,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		FINANCIALS--continued
		Venture Capital--continued
1	[4]	Peachtree/Open Networks Partners, LLC	$629,675
1	[4]	Peachtree/Velquest Partners, LLC	358,125
1	[4]	Rocket Ventures II, LP	3,623,698
1		Vennworks	0
1	[4]	Western Growth Capital Partners	32,395

		TOTAL	24,692,730

		Real Estate--0.6%
100,000		Agree Realty Corp.	2,580,000
100,000		American Financial Realty Trust	1,520,000
1,000,000		St. Joe Co.	33,040,000

		TOTAL	37,140,000

		TOTAL FINANCIALS	415,638,108

		HEALTHCARE--17.2%
		Healthcare Services--6.0%
100,000	[1]	Amerigroup Corp.	4,182,000
300,000	[1]	Apria Healthcare Group, Inc.	8,700,000
2,000,000	[1]	Caremark Rx, Inc.	50,100,000
3,985	[4]	CompBenefits Corp. - Convertible Participating Pfd.	4,211,811
347,492	[4]	CompBenefits Corp. - Voting Common	608,110
2,541,500	[1,2]	HealthSouth Corp.	7,192,445
2,500,000	[1,2]	Lincare Holdings, Inc.	97,350,000
6,700	[1]	NBTY, Inc.	182,575
2,252,600	[1,3]	Omnicell, Inc.	32,054,498
1,000,000	[1]	Select Medical Corp.	33,570,000
150,000	[1]	TLC Vision Corp.	1,018,500
750,000	[1]	United Surgical Partners International, Inc.	22,620,000
1,100,000		UnitedHealth Group, Inc.	55,968,000
1,005,470	[1,2]	WellChoice, Inc.	32,677,775

		TOTAL	350,435,714

		Medical Equipment & Supplies--7.4%
1,000,000	[1]	ATS Medical, Inc.	3,474,000
650,000	[1,4]	Aradigm Corp., Warrants 12/17/2006	403,817
2,930,954	[1,2,3]	Aspect Medical Systems, Inc.	27,697,515
300,000	[1]	Boston Scientific Corp.	20,316,000
1,795,713	[1,2,3]	Conceptus, Inc.	21,997,484
600,000	[1,3,4]	Conceptus, Inc.	7,350,000
714,286	[3,4]	Conceptus, Inc.	8,750,004
Shares or Units Held			Value
		COMMON STOCKS--continued
		HEALTHCARE--continued
		Medical Equipment & Supplies--continued
4,761,904	[4]	Converge Medical, Inc.- Series C Pfd.	$1,285,714
500,000	[1,4]	Cortek, Inc. - Series C Convertible Pfd.	660,000
1,515,152	[4]	Cortek, Inc. - Series D Convertible Pfd.	2,000,001
446,816	[4]	Cortek, Inc. - Series D2 Convertible Pfd.	589,797
3,017,300	[1,3]	Curon Medical, Inc.	8,961,381
1,200,000	[1]	Cytyc Corp.	15,516,000
2,083,333	[4]	DexCom, Inc. - Series B Pfd.	4,791,666
434,783	[4]	DexCom, Inc. - Series C Pfd.	1,000,001
1,959,600	[1,3]	DJ Orthopedics, Inc.	35,174,820
1,100,000	[1,2]	Dyax Corp.	5,390,000
3,555,556	[1,3,4]	Endologix, Inc.	13,475,557
100,000	[1,2]	I-Flow Corp.	1,455,000
111,710	[1]	Illumina, Inc.	675,846
200,000	[1]	INAMED Corp.	17,274,000
1,150,000	[1,2]	Kyphon, Inc.	31,307,518
13,393		Medtronic, Inc.	304,959
350,000		Medtronic, Inc.	15,949,500
1,109,000	[1,3]	NMT Medical, Inc.	4,957,230
140,720	[1]	National Dentex Corp.	2,962,156
1,912,900	[1,3]	Natus Medical, Inc.	9,086,275
965,645	[1,3]	Orthofix International NV	35,246,043
450,000	[1]	ResMed, Inc.	18,796,500
469,087	[1,2]	Rita Medical Systems, Inc.	1,787,221
1,040,000	[4]	Sanarus Medical, Inc. - Series A Pfd.	915,200
1,448,436	[4]	Sanarus Medical, Inc. - Series B Pfd.	1,274,624
4,456,271	[4]	Sanarus Medical, Inc. - Series C Pfd.	3,004,289
100,000	[1]	St. Jude Medical, Inc.	5,816,000
200,000		Stryker Corp.	16,222,000
2,500,000	[1,2,3]	Therasense, Inc.	45,700,000
1,388,885	[4]	ThermoGenesis Corp.	4,444,432
556,400	[1,2,4]	ThermoGenesis Corp.	1,780,480
1,250,000	[1,4]	ThermoGenesis Corp.	4,000,000
250,000	[1,4]	ThermoGenesis Corp. -- Warrants 3/7/2026	435,408
277,777	[1,4]	ThermoGenesis Corp. -- Warrants 4/6/2027	437,396
500,000	[1,2]	VISX, Inc.	12,130,000
9,870,968	[1]	World Heart Corp.	9,673,549
9,870,968	[1]	World Heart Corp. -- Warrants	7,202,026

		TOTAL	431,671,409

Shares or Units Held			Value
		COMMON STOCKS--continued
		HEALTHCARE--continued
		Pharmaceutical & Biotech--3.8%
446,093	[4]	Acadia Pharmaceuticals, Inc. - Series E Pfd.	$1,204,451
925,926	[4]	Acadia Pharmaceuticals, Inc. - Series F Pfd.	2,500,000
600,000	[1,2]	Alexion Pharmaceuticals, Inc.	11,100,000
700,000		Allergan, Inc.	52,934,000
1,000,000	[1,3]	Anika Therapeutics, Inc.	6,670,000
1,694,915	[4]	Ardais Corp. - Convertible Pfd.	1,000,000
790,960	[4]	Ardais Corp. - Series C Convertible Pfd.	466,666
257,400	[1,2]	Atrix Labs, Inc.	5,171,166
517,180	[1,2]	Avigen, Inc.	3,485,793
645,161	[4]	diaDexus - Series C Pfd.	4,999,998
900,000	[1,2,3]	DOV Pharmaceutical, Inc.	11,025,000
300,000		Dr. Reddy's Laboratories Ltd., ADR (IDR)	7,998,000
200,000	[1]	Gilead Sciences, Inc.	10,916,000
2,000,000	[1,2,3]	Inveresk Research Group, Inc.	46,400,000
866,500	[1,2]	Isis Pharmaceuticals, Inc.	5,762,225
300,000	[1]	Large Scale Biology Corp.	493,800
100,000	[1]	Millennium Pharmaceuticals, Inc.	1,592,000
266,668	[4]	Mito Kor - Series F Pfd.	200,001
266,668	[4]	Mito Kor - Series F1 Pfd.	200,001
37,037	[1,4]	Onyx Pharmaceuticals, Inc. - Warrants 5/9/2008	776,136
220,000	[1]	OraSure Technologies, Inc.	1,850,200
843,782	[1]	Palatin Technologies, Inc	3,628,263
443,886	[1]	Pharmacyclics, Inc.	2,503,517
1,300,525	[1,3]	Point Therapeutics, Inc.	5,007,021
500,000	[2]	Ranbaxy Laboratories Ltd., GDR	10,846,750
508,000	[1,2]	Shire Pharmaceuticals Group PLC, ADR	11,633,200
470,000	[1,2]	Telik, Inc.	9,550,400

		TOTAL	219,914,588

		TOTAL HEALTHCARE	1,002,021,711

		RETAIL--14.6%
		Restaurant--1.7%
100,000		Bob Evans Farms, Inc.	2,956,000
21,095,300	[3]	J.D. Wetherspoon PLC (GBP)	94,629,042

		TOTAL	97,585,042

Shares or Units Held			Value
		COMMON STOCKS--continued
		RETAIL--continued
		Retail--12.9%
3,060,600	[1,3]	Advance Auto Parts, Inc.	$239,400,132
500,000	[1]	Bed Bath & Beyond, Inc.	21,120,000
1,076,600	[1]	CarMax, Inc.	33,923,666
245,000	[1,2]	Cost Plus, Inc.	11,238,150
700,000		Dollar General Corp.	15,729,000
1,000,000	[1]	Dollar Tree Stores, Inc.	38,180,000
830,000		Family Dollar Stores, Inc.	36,196,300
550,000	[1]	Kohl's Corp.	30,838,500
900,000		MSC Industrial Direct Co., Inc., Class A	21,285,000
300,000	[1,2]	PETCO Animal Supplies, Inc.	9,954,000
9,994,900	[3]	PETsMART, Inc.	255,969,389
73,000		Pier 1 Imports, Inc.	1,686,300
300,000	[1]	Shoppers Drug Mart Corp. (CAD)	6,584,534
200,000	[1]	Timberland Co., Class A	10,390,000
270,000		Wal-Mart Stores, Inc.	15,916,500

		TOTAL	748,411,471

		TOTAL RETAIL	845,996,513

		SERVICES--12.3%
		Business Services--3.8%
6,000,000	[1]	Cendant Corp.	122,580,000
250,000	[1]	Concorde Career Colleges, Inc.	6,625,000
700,000	[1]	CoStar Group, Inc.	26,355,000
340,000	[1]	Exponent, Inc.	7,184,200
100,000	[1,2]	Exult, Inc.	793,000
400,000	[1]	Kroll, Inc.	9,304,000
200,000		Moody's Corp.	11,566,000
1,257,207	[1]	VCA Antech, Inc.	35,503,526

		TOTAL	219,910,726

		Media--4.4%
490,500	[1,2,3]	Central European Media Enterprises Ltd., Class A	14,705,190
1,000,000		Clear Channel Communications, Inc.	40,820,000
1,000,000	[1]	Comcast Corp., Class A	32,620,000
300,000		E.W. Scripps Co., Class A	27,873,000
225,000	[1]	Entercom Communications Corp.	10,307,250
762,158	[1]	JC Decaux SA (EUR)	11,202,883
Shares or Units Held			Value
		COMMON STOCKS--continued
		SERVICES--continued
		Media--continued
350,000	[1]	Journal Communications, Inc., Class A	$6,226,500
1,000,000	[1]	Lamar Advertising Co.	30,300,000
31,800	[1]	SKY Perfect Communications, Inc. (JPY)	38,699,482
1,075,000		Viacom, Inc., Class B	42,860,250

		TOTAL	255,614,555

		Recreation & Entertainment--0.4%
200,000		Carnival Corp.	6,982,000
790,000	[1]	Orient-Express Hotel Ltd., Class A	13,832,900

		TOTAL	20,814,900

		Telecommunication Services--1.0%
386,766	[1,2]	Allstream, Inc., Class B	19,434,991
500,000	[3]	Crown Castle International Corp., Convertible, $3.13	21,312,500
13,213	[2]	Crown Castle International Corp., Pfd.	14,740,129
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	284,000
2,100,000		Wireless Matrix Corp. (CAD)	2,388,173

		TOTAL	58,159,793

		Transportation--2.7%
600,000	[1]	EGL, Inc.	9,786,000
300,000		Expeditors International Washington, Inc.	11,262,000
500,000		FedEx Corp.	37,880,000
500,000	[1,2]	Jet Blue Airways Corp.	28,840,000
105,000	[1]	Overnite Corporation	2,326,800
499,900	[1,2]	Ryanair Holdings PLC, ADR	25,744,850
200,000		UTI Worldwide, Inc.	6,928,000
500,000		United Parcel Service, Inc., Class B	36,260,000

		TOTAL	159,027,650

		TOTAL SERVICES	713,527,624

		TECHNOLOGY--18.2%
		Computer Software--4.2%
9,000	[1,4]	Attunity Ltd. - Warrants 3/21/2005	145
9,000	[1,4]	Attunity Ltd. - Warrants 3/22/2005	145
571,900	[1]	BindView Development Corp.	1,326,808
118,500	[1]	CCC Information Service Group, Inc.	1,990,800
147,300		Fair Isaac Corp.	9,394,794
Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Computer Software--continued
500,000	[1]	FileNet Corp.	$13,360,000
446,265	[1]	Hyperion Solutions Corp.	14,945,415
1,127,000	[1]	Informatica Corp.	12,284,300
1,359,500	[1,2,3]	Leapfrog Enterprises, Inc.	46,997,915
3,000,000	[1,2,3]	Magma Design Automation, Inc.	72,690,000
300,000	[1,2]	Manhattan Associates, Inc.	8,352,000
850,000		Microsoft Corp.	22,227,500
200,000	[1]	MicroStrategy, Inc., Class A	11,000,000
650,000	[1]	Oracle Corp.	7,774,000
1,333,334	[4]	Sensable Technologies, Inc. - Series B Pfd.	4,426,669
443,979	[4]	Sensable Technologies, Inc. - Series C Pfd.	1,474,010
550,000	[1]	Siebel Systems, Inc.	6,924,500
500,000	[1]	Sonic Solutions	8,900,000
150,000	[1]	Vastera, Inc.	555,000
1,187,500	[1,2]	Visual Networks, Inc.	2,101,875

		TOTAL	246,725,876

		Data Processing Services--4.5%
4,800,000	[1]	Accenture Ltd.	112,320,000
1,900,000	[1,2]	Affiliated Computer Services, Inc., Class A	92,967,000
504,950	[1]	Digitalnet Holdings, Inc.	11,669,395
1,017,812	[1,3]	Infocrossing, Inc.	7,653,946
356,234	[1]	Infocrossing, Inc., Warrants 10/21/2008	436,023
704,000	[1,2]	Intrado, Inc.	12,728,320
225,000	[1]	Iron Mountain, Inc.	8,604,000
1,500,000	[1,2,3]	Online Resources Corp.	9,675,000
530,000	[1]	Online Resources Corp.	3,418,500
2,000,000		Ryan Hankin Kent, Inc. -- Series B Pfd.	0

		TOTAL	259,472,184

		Electronic Equipment & Instruments--0.5%
500,000	[1]	Digital Theater Systems, Inc.	16,000,000
173,156	[1,2,3]	Taser International, Inc.	10,872,292
25,000	[1]	Vicor Corp.	253,500

		TOTAL	27,125,792

Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Networking & Telecommunication Equipment--1.4%
810,000	[1]	Enterasys Networks, Inc.	$3,159,000
1,059,322	[4]	Expand Networks Ltd.	497,881
190,000	[1]	Foundry Networks, Inc.	4,419,400
679,348	[4]	Multiplex, Inc. - Series C Pfd.	309,103
467,100	[1]	Safenet, Inc.	15,577,785
1,800,000	[1,2]	UTStarcom, Inc.	56,700,000

		TOTAL	80,663,169

		Online Internet Information--1.8%
600,000	[1]	1-800-FLOWERS.COM, Inc.	6,270,000
482,900	[1,2]	Altiris, Inc.	16,602,102
150,000	[1]	AT Road, Inc.	1,935,000
947,964	[1,2,3]	Bankrate, Inc.	14,475,410
1,550,000	[1]	Digital Impact, Inc.	4,495,000
417,660	[1,2]	EasyLink Services Corp., Class A	701,669
700,000	[1]	eCollege.com	15,183,000
100,000	[1]	Entrust Technologies, Inc.	471,000
1,040,703	[1]	Hollywood Media Corp.	2,070,999
101,156	[1]	Hollywood Media Corp. - Warrants 5/22/2007	129,483
1,205,700	[1]	HomeStore.com, Inc.	4,219,950
100,000	[1,2]	InterActiveCorp	3,671,000
400,000	[1]	Marimba, Inc.	1,923,600
250,000	[1]	Mediagrif Interactive Technologies, Inc. (CAD)	1,885,898
4,675,000	[1,3]	NIC, Inc.	24,216,500
929,118	[1]	Raindance Communications, Inc.	2,703,733
100,000	[1,2]	ValueClick, Inc.	806,000

		TOTAL	101,760,344

		Semiconductor & Equipment--5.8%
400,000	[1,2]	ATI Technologies, Inc. (CAD)	5,725,550
1,400,000	[1]	ATI Technologies, Inc.	20,034,000
725,375	[1,2,3]	Brillian Corp.	6,020,612
200,000	[1]	Broadcom Corp.	6,390,000
500,000	[1,2]	Conexant Systems, Inc.	2,915,000
1,000,000	[1,2]	Cree, Inc.	17,760,000
750,434	[1]	GlobespanVirata, Inc.	4,622,673
1,000,000	[1,2]	Komag, Inc.	18,860,000
492,900	[1]	M-Systems Flash Disk Pioneers Ltd.	9,759,420
42,500	[1]	Marvell Technology Group Ltd.	1,864,475
Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Semiconductor & Equipment--continued
500,000	[1]	Maxtor Corp.	$6,835,000
250,000	[1]	National Semiconductor Corp.	10,157,500
311,200	[1]	ON Semiconductor Corp.	1,338,160
7,000,000		Seagate Technology Holdings	160,860,000
407,000	[1]	Sigmatel Inc.	10,337,800
907,400	[1]	Synaptics, Inc.	11,796,200
1,233,500	[1]	Western Digital Corp.	16,590,575
2,000,000	[1,2,3]	Xicor, Inc.	22,640,000

		TOTAL	334,506,965

		TOTAL TECHNOLOGY	1,050,254,330

		OTHER--5.0%
		Energy--1.7%
624,400		Anadarko Petroleum Corp.	27,236,328
165,000		Consolidated Water Co.	3,295,050
10,000		Electricity Generating Public Co. Ltd. (THB)	15,537
100,000		EnCana Corp.	3,437,000
788,200		Kinder Morgan, Inc.	42,208,110
700,000	[1]	McDermott International, Inc.	5,180,000
57,800	[1,2]	NuCo2, Inc.	725,390
750,000	[1]	Oceaneering International, Inc.	17,295,000

		TOTAL	99,392,415

		Industrial Conglomerates--2.1%
475,000	[1]	DRS Technologies, Inc.	11,428,500
6,325,000		Enel SpA (EUR)	39,508,806
16,858,000	[1]	Lee & Man Paper Manufacturing Ltd. (HKD)	12,478,566
1,000,000		Masco Corp.	27,500,000
392,200	[1]	Simpson Manufacturing Co., Inc.	17,550,950
850,000		Timken Co.	14,263,000

		TOTAL	122,729,822

		Metals & Mining--0.3%
400,000		Newmont Mining Corp.	17,512,000

		Staples--0.9%
1,000,000	[1]	Dean Foods Co.	30,250,000
327,700	[1,2]	Whole Foods Market, Inc.	19,412,948

		TOTAL	49,662,948

		TOTAL OTHER	289,297,185

		TOTAL COMMMON STOCKS (IDENTIFIED COST $2,794,536,060)	4,316,735,471

Principal Amount or Shares			Value
		CORPORATE BONDS--0.1%
		Information Technology Services--0.0%
$2,325,000		Safeguard Scientifics, Inc., 5.00%, 6/15/2006	$2,121,493

		Internet Software & Services--0.0%
1,000,000	[4]	Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005	667,167

		Media--0.1%
3,175,000		XM Satellite Radio Holdings, Inc., Sub. Note, 7.75%, 3/1/2006	5,147,024

		TOTAL CORPORATE BONDS (IDENTIFIED COST $5,168,766)	7,935,684

		MUTUAL FUNDS--35.5%
1,511,746,389	[3]	Prime Value Obligations Fund, IS Shares	1,511,746,389
552,666,291	[3]	Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	552,666,291

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	2,064,412,680

		TOTAL INVESTMENTS--110.0% (IDENTIFIED COST $4,864,117,506)[4]	6,389,083,835

		OTHER ASSETS AND LIABILITIES -- NET--(10.0)%	(583,266,596)

		TOTAL NET ASSETS--100%	$5,805,817,239

		SCHEDULE OF SECURITIES SOLD SHORT
20,000		I2 Technologies, Inc. (Proceeds $0)	$35,400

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealer.

3 Affiliated company. At October 31, 2003, these securities amounted to $3,316,768,861 which represents 57.1% of net assets.

4 Restricted security not registered under the Securities Act of 1933. At October 31, 2003, these securities amounted to $104,833,410 which represents 1.8% of net assets.

5 The cost of investments for federal tax purposes amounts to $655,864.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CAD	--Canadian Dollar
EUR	--Euro Dollar
GBP	--British Pound
GDR	--Global Depository Receipt
HKD	--Hong Kong Dollar
IDR	--Indian Rupee
JPY	--Japanese Yen
THB	--Thai Baht

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at value including $3,474,284,284 of investments in affiliated issuers and $538,707,256 of securities loaned (identified cost $4,864,117,506)		$6,389,083,835
Cash		855,682
Income receivable		1,974,311
Receivable for investments sold		35,726,942
Receivable for shares sold		23,031,288
Net receivable for foreign currency exchange contracts		448
Prepaid expenses		152,988

TOTAL ASSETS		6,450,825,494

Liabilities:
Securities sold short, at value (proceeds $0)	$35,400
Payable for investments purchased	84,424,833
Payable for shares redeemed	4,767,867
Payable for collateral due to broker	552,666,291
Payable for transfer and dividend disbursing agent fees and expenses (Note 6)	406,061
Payable for directors'/trustees fees	1,287
Payable for portfolio accounting fees (Note 6)	33,969
Payable for distribution service fee (Note 6)	1,164,959
Payable for shareholder services fee (Note 6)	1,212,280
Accrued expenses	295,308

TOTAL LIABILITIES		645,008,255

Net assets for 1,187,409,049 shares outstanding		$5,805,817,239

Net Assets Consist of:
Paid in capital		$4,277,825,531
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,525,165,442
Accumulated net realized gain on investments and foreign currency transactions		2,989,270
Accumulated net operating loss		(163,004)

TOTAL NET ASSETS		$5,805,817,239

Statement of Assets and Liabilities--continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,191,116,560 ÷ 243,136,493 shares outstanding)	$4.90

Offering price per share (100/94.50 of $4.90)[1]	$5.19

Redemption proceeds per share	$4.90

Class B Shares:
Net asset value per share ($782,170,790 ÷ 161,569,738 shares outstanding)	$4.84

Offering price per share	$4.84

Redemption proceeds per share (94.50/100 of $4.84)[1]	$4.57

Class C Shares:
Net asset value per share ($337,765,175 ÷ 69,759,889 shares outstanding)	$4.84

Offering price per share (100/99.00 of $4.84)[1]	$4.89

Redemption proceeds per share (99.00/100 of $4.84)[1]	$4.79

Class K Shares:
Net asset value per share ($3,494,764,714 ÷ 712,942,929 shares outstanding)	$4.90

Offering price per share	$4.90

Redemption proceeds per share (99.80/100 of $4.90)[1]	$4.89

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Dividends (including $7,251,609 received from affiliated issuer (Note 6) and net of foreign taxes withheld of $224,429)		$19,147,976
Interest (including income on securities loaned of $999,567)		1,591,272

TOTAL INCOME		20,739,248

Expenses:
Investment adviser fee (Note 6)	$59,532,296
Administrative personnel and services fee (Note 6)	3,141,520
Custodian fees	235,023
Transfer and dividend disbursing agent fees and expenses -- Class A Shares (Note 6)	961,634
Transfer and dividend disbursing agent fees and expenses -- Class B Shares (Note 6)	769,093
Transfer and dividend disbursing agent fees and expenses -- Class C Shares (Note 6)	275,172
Transfer and dividend disbursing agent fees and expenses -- Class K Shares (Note 6)	4,981,654
Directors'/Trustees' fees	21,165
Auditing fees	59,355
Legal fees	65,315
Portfolio accounting fees (Note 6)	344,822
Distribution services fee--Class A Shares (Note 6)	1,649,916
Distribution services fee--Class B Shares (Note 6)	3,991,593
Distribution services fee--Class C Shares (Note 6)	1,416,928
Distribution services fee--Class K Shares (Note 6)	13,982,257
Shareholder services fee--Class A Shares (Note 6)	1,649,916
Shareholder services fee--Class B Shares (Note 6)	1,330,531
Shareholder services fee--Class C Shares (Note 6)	472,309
Shareholder services fee--Class K Shares (Note 6)	6,991,129
Share registration costs	189,151
Printing and postage	678,150
Insurance premiums	6,615
Miscellaneous	206,261

TOTAL EXPENSES	102,951,805

Statement of Operations--continued

Waivers and Reimbursements (Note 6):
Waiver/Reimbursement of investment adviser fee	$(6,266,565)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,340)
Waiver of distribution services fee--Class A Shares	(568,014)
Waiver of distribution services fee--Class C Shares	(69,399)
Waiver of distribution services fee--Class K Shares	(10,231,529)
Reimbursement of shareholder services fee--Class B Shares	(178,520)

TOTAL WAIVERS AND REIMBURSEMENTS		$(17,317,367)

Net expenses			$85,634,438

Net operating loss			(64,895,190)

Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $245,813,520 on sale of investments in affiliated issuers) (Note 6)			483,084,166
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,058,143,804

Net realized and unrealized gain on investments and foreign currency transactions			1,541,227,970

Change in net assets resulting from operations			$1,476,332,780

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(64,895,190)	$(47,454,414)
Net realized gain (loss) on investments, options and foreign currency transactions	483,084,166	(184,509,872)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,058,143,804	(191,130,857)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,476,332,780	(423,095,143)

Distributions to Shareholders:
Distributions from net realized gain on investments, options and foreign currency transactions
Class A Shares	--	(7,965,747)
Class B Shares	--	(6,336,060)
Class C Shares	--	(1,509,536)
Class K Shares	--	(254,263,921)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(270,075,264)

Share Transactions:
Proceeds from sale of shares	1,931,666,516	1,785,817,787
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Small Company Stock Fund	27,571,282	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	235,212,697
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Aggressive Growth Fund	--	155,260,777
Net asset value of shares issued to shareholders in payment of distributions declared	--	261,841,075
Cost of shares redeemed	(1,223,284,177)	(1,340,275,602)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	735,953,621	1,097,856,734

Change in net assets	2,212,286,401	404,686,327

Net Assets:
Beginning of period	3,593,530,838	3,188,844,511

End of period	$5,805,817,239	$3,593,530,838

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. The investment objective of the Fund is capital appreciation.

On September 27, 2003, the Fund received a tax-free transfer of assets from Riggs Small Company Stock Fund, as follows:

	Class A Shares of the Fund Issued	Riggs Small Company Stock Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of Fund Prior to Combination	Net Assets of Riggs Small Company Stock Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	5,954,920	$27,571,282	$4,885,828	$5,279,015,765	$27,571,282	$5,306,587,047

1 Unrealized Appreciation is included in the Riggs Small Company Stock Fund Net Assets Received amount shown above.

On May 17, 2002, the Fund received a tax-free transfer of assets from Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund, as follows:

	Shares of the Fund Issued	Federated Kaufmann Small Cap Fund Net Assets Received	Unrealized Appreciation[2]	Net Assets of Fund Prior to Combination	Net Assets of Federated Kaufmann Small Cap Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	20,604,354	$ 90,247,069	$ 761,229	$ 245,733,366	$ 90,247,069	$ 335,980,435

Class B	28,725,127	125,241,552	826,277	266,616,904	125,241,552	391,858,456

Class C	4,523,871	19,724,076	213,325	78,496,378	19,724,076	98,220,454

Class K	--	--	6,065,015	3,317,588,744	--	3,317,588,744

TOTAL	53,853,352	$235,212,697	$7,865,846	$3,908,435,392	$235,212,697	$4,143,648,089

	Shares of the Fund Issued	Federated Aggressive Growth Fund Net Assets Received	Unrealized Appreciation[2]	Net Assets of Fund Prior to Combination	Net Assets of Federated Aggressive Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	18,045,962	$ 79,041,312	$ 220,878	$ 245,733,366	$ 79,041,312	$ 324,774,678

Class B	13,380,970	58,341,029	239,752	266,616,904	58,341,029	324,957,933

Class C	4,100,559	17,878,436	61,898	78,496,378	17,878,436	96,374,814

Class K	--	--	1,759,822	3,317,588,744	--	3,317,588,744

TOTAL	35,527,491	$155,260,777	$2,282,350	$3,908,435,392	$155,260,777	$4,063,696,169

2 Unrealized Appreciation is included in the Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees ("the Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent fees and expenses, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statements purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's taxes and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. At October 31, 2003, the Fund had no outstanding futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contract to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Contract Sold:
11/3/2003	358,856 Euro Dollars	$417,098	$416,650	$448

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. At October 31, 2003, the Fund had no outstanding written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$538,707,256	$552,666,291

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Additional information on each restricted held at October 31, 2003 is as follows:

Description	Date of Acquisition	Cost
Acadia Pharmaceuticals, Inc. -- Series E Pfd.	5/3/2000-3/19/2003	$2,405,814

Acadia Pharmaceuticals, Inc. -- Series F Pfd.	3/19/2003	2,094,188

Apollo Investment Fund	5/18/2001-10/31/2003	3,581,561

Aradigm Corp.--Warrants 12/17/2006	12/17/2001	--

Ardais Corp.--Convertible Pfd.	3/2/2001 -- 3/8/2001	9,999,999

Ardais Corp.--Series C Convertible Pfd.	12/18/2002	4,666,664

Attunity Ltd.--Warrants 3/21/2005	7/13/2000	--

Attunity Ltd.--Warrants 3/22/2005	7/13/2000	--

Comp. Benefits Corp.--Convertible Participating Pfd.	5/24/1995 -- 7/12/2000	4,090,205

Comp. Benefits Corp.--Voting Common	5/24/1995 -- 7/12/2000	176,696

Conceptus, Inc.	11/5/2001	7,950,000

Conceptus, Inc.	4/10/2001	5,000,000

Converge Medical, Inc.--Series C Pfd.	10/25/2001	3,000,000

Cortek, Inc.--Series C Convertible Pfd.	2/29/2000	1,000,000

Cortek, Inc.--Series D Convertible Pfd.	6/18/2001	2,000,000

Cortek, Inc.--Series D2 Convertible Pfd.	3/31/2003	589,797

De Novo Ventures I, LP	3/9/2000 -- 5/13/2003	7,000,000

DexCom, Inc.--Series B Pfd.	12/1/2000	3,000,000

DexCom, Inc.--Series C Pfd.	5/17/2002	1,000,001

diaDexus, Inc.--Series C Pfd.	4/4/2000	4,999,998

Endologix, Inc.	7/16/2003	8,000,001

Description	Date of Acquisition	Cost
Expand Networks Ltd.	9/22/2000	$2,500,000

FA Private Equity Fund IV, LP	3/4/2002 - 9/12/2003	150,000

Greenfield Technology Venture Fund	6/15/1998	88,344

Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005	5/23/2002	1,000,000

Infrastructure Fund	8/11/2000 -- 4/9/2003	450,000

Internet.com Venture Partner III, LLC	5/17/2000 -- 4/10/2003	573,333

Latin Healthcare Fund	11/28/2000 -- 3/20/2002	9,934,956

Mito Kor--Series F Pfd.	11/9/2001	2,000,010

Mito Kor--Series F1 Pfd.	8/22/2000	2,000,010

Multiplex, Inc.--Series C Pfd.	2/22/2001	5,000,001

Onyx Pharmaceuticals, Inc.--Warrants 5/9/2008	5/8/2002	212,892

Peachtree/CB Partners, LLC	3/8/2000 -- 9/11/2002	3,503,863

Peachtree/Heartlab Partners, LLC	4/3/2001 -- 9/26/2001	687,795

Peachtree/Leadscope, LLC	6/30/2000 -- 10/2/2001	712,054

Peachtree/Leadscope, LLC	4/30/2002-5/30/2002	3,000,000

Peachtree/Open Networks Partners, LLC	10/5/2000 -- 10/2/2001	990,753

Peachtree/Velquest Partners, LLC	9/14/2000 -- 10/2/2001	494,382

Rocket Ventures II, LP	7/20/1999 -- 11/15/2002	6,000,000

Sanarus Medical, Inc.--Series A Pfd.	11/16/1999 -- 7/16/2001	1,560,000

Sanarus Medical, Inc.--Series B Pfd.	7/16/2001 -- 9/19/2001	2,495,648

Sanarus Medical, Inc.--Series C Pfd.	10/23/2003 -- 10/30/2003	3,004,288

Sensable Technologies, Inc.--Series B Pfd.	12/23/1997	2,064,237

Sensable Technologies, Inc.--Series C Pfd.	4/5/2000	1,474,010

ThermoGenesis Corp.	12/29/1998 -- 9/11/2000	835,500

ThermoGenesis Corp.	4/26/2001	2,499,993

ThermoGenesis Corp.	3/26/2002	2,230,000

ThermoGenesis Corp.--Warrants 3/7/2026	3/26/2002	270,000

ThermoGenesis Corp.--Warrants 4/6/2027	4/26/2001	--

Western Growth Capital Partners	12/31/1997 - 4/11/2003	205,543

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CHANGE IN ACCOUNTING POLICIES

Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition amortization on the financial statements is as follows:

	As of 10/31/2002
	Cost of Investments	Undistributed Net Investment Income
Increase (Decrease)	$243,495	$243,495

The Statement of Changes in Net Assets and Financial Highlights for the prior periods has not been restated to reflect this change in presentation.

4. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	341,026,210	$1,288,773,682	308,335,351	$1,205,705,292
Shares issued in connection with tax-free transfer of assets from Riggs Small Company Stock Fund	5,954,920	27,571,282	--	--
Shares issued in connection with tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	--	20,604,354	90,247,069
Shares issued in connection with tax-free transfer of assets from Federated Aggressive Growth Fund	--	--	18,045,962	79,041,312
Shares issued to shareholders in payment of distributions declared	--	--	1,496,744	6,031,776
Shares redeemed	(226,850,034)	(816,216,407)	(245,634,625)	(944,936,094)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	120,131,096	$500,128,557	102,847,786	$436,089,355

Year Ended October 31	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	63,680,559	$256,865,845	79,175,026	$320,712,455
Shares issued in connection with tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	--	28,725,127	125,241,552
Shares issued in connection with tax-free transfer of assets from Federated Aggressive Growth Fund	--	--	13,380,970	58,341,029
Shares issued to shareholders in payment of distributions declared	--	--	1,446,870	5,830,734
Shares redeemed	(23,606,665)	(89,163,640)	(17,571,125)	(65,014,969)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	40,073,894	$167,702,205	105,156,868	$445,110,801

Year Ended October 31	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	45,088,215	$185,435,304	28,626,232	$114,564,775
Shares issued in connection with tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	--	4,523,871	19,724,076
Shares issued in connection with tax-free transfer of assets from Federated Aggressive Growth Fund	--	--	4,100,559	17,878,436
Shares issued to shareholders in payment of distributions declared	--	--	358,506	1,444,779
Shares redeemed	(11,648,240)	(44,872,769)	(5,138,338)	(19,012,323)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	33,439,975	$140,562,535	32,470,830	$134,599,743

Year Ended October 31	2003		2002
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	49,638,405	$200,591,685	37,748,441	$144,835,265
Shares issued to shareholders in payment of distributions declared	--	--	61,518,039	248,533,786
Shares redeemed	(71,893,206)	(273,031,361)	(78,436,518)	(311,312,216)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(22,254,801)	$(72,439,676)	20,829,962	$82,056,835

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	171,390,164	$735,953,621	261,305,446	$1,097,856,734

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The differences are due in part to foreign currency transactions, net operating losses and expired capital loss carryover.

For the year ended October 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Net Operating Loss	Accumulated Net Realized Loss
$(238,672,237)	$64,732,186	$173,940,051

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$--	$ 32,228,026

Long-term capital gains	$--	$ 237,847,238

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gains	$53,589,227

Net unrealized appreciation	$1,521,627,084

Capital loss carryforward	$47,057,503

The difference between book-basis and tax-basis net unrealized appreciation is attributable in part to deferral of losses from wash sales, passive foreign investment companies and partnership investments.

At October 31, 2003, the cost of investments for federal tax purposes was $4,867,655,864. The net unrealized appreciation of investments for federal tax purposes was $1,521,427,971. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,631,634,481 and net unrealized depreciation from investments for those securities having an excess of cost over value of $110,206,510.

At October 31, 2003, the Fund had a capital loss carryforward of $47,057,503, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$46,671,390

2010	$ 386,113

As a result of the tax-free transfer of assets from Riggs Small Company Stock Fund, Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,893,951 for the period.

Under the terms of a sub-adviser agreement between the Adviser and Federated Global Investment Management Corp. ("FGIMC"), FGMIC receives an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation. For year ended October 31, 2003, FGIMC earned a sub-adviser fee of $43,597,007.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charge

For the fiscal year ended October 31, 2003, FSC the principal distributor retained $618,567 in sales charges from the sale of Class A Shares. FSC also retained $41,532 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the year ended October 31, 2003, redemption fees of $447,447 were allocated to cover the cost of redemptions.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2003, the Fund had total commitments to limited partnerships and limited liability companies of $48,744,340; of this amount $35,354,879 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $13,389,461.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2003 are as follows:

Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
[1]	Advance Auto Parts, Inc.	$121,043,769	$32,786,170	$ --	$239,400,132

[1]	Allegiance Telecom, Inc., Sr. Note, 12.875%, 5/15/2008	--	2,896,000	--	--

[1]	Anika Therapeutics, Inc.	671,347	--	--	6,670,000

[1]	Aspect Medical Systems, Inc.	7,144,102	--	--	27,697,515

[1]	Bankrate, Inc.	11,460,766	--	--	14,475,410

[1]	Bionx Implants, Inc.	--	3,556,534	--	--

[1]	Brillian Corp.	6,494,522	--	--	6,020,612

[1]	CareScience, Inc.	4,587	2,306,414	--	--

[1]	Central European Media Enterprises Ltd., Class A	--	--	--	14,705,190

[1]	Ceradyne, Inc.	--	7,229,135	--	--

[1]	Conceptus, Inc.	11,252,050	259,376	--	21,997,484

[1]	Conceptus, Inc.	--	--	--	7,350,000

	Conceptus, Inc.	--	--	--	8,750,004

	Crown Castle International Corp., Convertible, $3.13	1,894,435	8,950,036	859,631	21,312,500

[1]	Curon Medical, Inc.	1,242,122	--	--	8,961,381

[1]	DJ Orthopedics, Inc.	7,411,343	4,667,141	--	35,174,820

[1]	DOV Pharmaceutical, Inc.	1,317,144	1,188,948	--	11,025,000

[1]	Endologix, Inc.	8,000,001	--	--	13,475,557

[1]	Federal Agricultural Mortgage Corp., Class C	--	2,717,253	--	28,143,000

[1]	Infocrossing, Inc.	7,955,473	--	--	7,653,946

[1]	Inveresk Research Group, Inc.	12,353,869	28,986,273	--	46,400,000

	J.D. Wetherspoon PLC (GBP)	15,061,260	19,548,282	1,298,129	94,629,042

[1]	Leapfrog Enterprise, Inc.	38,201,558	35,987,075	--	46,997,915

[1]	Magma Design Automation, Inc.	8,712,834	20,069,659	--	72,690,000

[1]	NIC, Inc.	6,695,932	374,926	--	24,216,500

[1]	NMT Medical, Inc.	--	--	--	4,957,230

[1]	Natus Medical, Inc.	--	--	--	9,086,275

Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
[1]	Omnicell, Inc.	$ 4,710,703	$11,115,043	$ --	$ 32,054,498

[1]	Online Resources Corp.	433,371	--	--	9,675,000

[1]	Orthofix International NV	192,369	887,145	--	35,246,043

	PETsMART, Inc.	10,806,101	172,179,934	199,898	255,969,389

[1]	Philadelphia Consolidated Holding Corp.	239,560	314,560	--	60,658,475

[1]	Point Therapeutics, Inc.	--	--	--	5,007,021

[1]	RTW, Inc.	--	--	--	2,743,950

[1]	Staar Surgical Co.	--	12,238,934	--	--

[1]	Stelmar Shipping Ltd. (GRD)	--	17,164,140	--	--

[1]	TALK America Holdings, Inc.	--	10,946,089	--	--

[1]	Taser International, Inc.	2,966,768	--	--	10,872,292

[1]	Therasense, Inc.	5,541,375	--	--	45,700,000

[1]	Xicor, Inc.	19,588,243	--	--	22,640,000

	TOTAL OF AFFILIATED TRANSACTIONS	$ 311,395,604	$396,369,067	$2,357,658	$1,252,356,181

1 Non-income producing security.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2003, were as follows:

Purchases	$2,696,970,940

Sales	$ 3,311,107,373

8. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2003, the diversification of countries were as follows:

Country	Percentage of Net Assets
United States	60.2%
Bermuda	4.0%
Cayman Islands	3.0%
United Kingdom	2.6%
Canada	1.2%
Japan	1.0%
Italy	0.7%
Netherlands	0.6%
Ireland	0.4%
India	0.3%
France	0.2%
Israel	0.2%
British Virgin Islands	0.1%
Indonesia	0.0%[1]
Thailand	0.0%[1]

1 Represents less than 0.1%.

9. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED KAUFMANN FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Kaufmann Fund (one of the portfolios constituting Federated Equity Funds) (the "Fund") as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Fund of Federated Equity Funds at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Fund's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001

Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998

James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001

Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

26396 (12/03)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

3RD ANNUAL SHAREHOLDER REPORT

October 31, 2003

Class K Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,
	2003	2002
Net Asset Value, Beginning of Period	$3.54	$4.23
Income From Investment Operations:
Net operating loss	(0.06)[3]	(0.05)[3,4]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.42	(0.28)[4]

TOTAL FROM INVESTMENT OPERATIONS	1.36	(0.33)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--	(0.36)

Net Asset Value, End of Period	$4.90	$3.54

Total Return[5]	38.42%	(8.92)%

Ratios to Average Net Assets:

Expenses	1.95%	1.95%

Net operating loss	(1.46)%	(1.25)%[4]

Expense waiver/reimbursement[7]	0.52%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,494,765	$2,603,263

Portfolio turnover	72%	65%

Redemption fees consisted of the following per share amounts[8]	$0.00 [9]	$0.00 [9]

1 The Fund changed its fiscal year end from December 31 to October 31. Effective April 23, 2001, Federated Investment Management Company became the Fund's investment adviser. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser.

2 Beginning with the period ended October 31, 2001, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Per share numbers have been calculated using average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

4 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

8 Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Periods prior to October 31, 2001 have not been restated to reflect this change.

9 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Period Ended	Year Ended December 31,
10/31/2001 [1,2]	2000	1999	1998
$4.43	$5.95	$5.68	$6.37

(0.03)[3]	(0.05)	(0.06)	(0.04)
(0.17)	0.76	1.32	0.02

(0.20)	0.71	1.26	(0.02)

--	(2.23)	(0.99)	(0.67)

$4.23	$4.43	$5.95	$5.68

(4.51)%	10.86%	26.01%	0.72%

1.95%[6]	1.89%	1.95%	1.96%

(0.48)%[6]	(0.80)%	(1.19)%	(0.66)%

0.30%[6]	0.12%	0.15%	0.11%

$3,018,540	$3,367,994	$3,475,875	$4,621,018

74%	78%	78%	59%

$0.00 [9]	--	--	--

Management's Discussion of Fund Performance

Fiscal 2003, which ended October 31, 2003, was an excellent year for Federated Kaufmann Fund. Total return (for the Class K Shares) was 38.42% at net asset value for the year.1 According to Lipper Inc., this put the fund in the top 14% of its category, Mid-Cap Growth Funds, for the reporting period, based on total returns.2

In general, the stock market was very strong during the second half of fiscal 2003, reflecting the steadily improving prospects for a strong economic recovery. Some of the fund's biggest gainers during the reporting period were companies that, as dominant competitors in their fields, are helping to lead that recovery--companies such as PETsMART, Advance Auto Parts, Cendant and Seagate Technology.

Many of the fund's core positions are in fast-growing, highly-profitable, conservatively-financed and well-managed companies. They are companies that we have followed for years, or are in industries that we know well. In general, we are quite optimistic about how these companies should benefit from a continuation of the economic upturn. Moreover, even after the run-up some stocks have had in the last six months, valuations continue to be attractive. The price-to-earnings ratios of PETsMART, Advance Auto Parts, Cendant and Seagate Technology, to mention again some of our biggest recent gainers, are all well below what one might expect for such companies in an ebullient market in a low interest rate environment. It seems to us that the stocks of some of the highest quality companies have lagged behind lesser names in the recent stock market run-up. This is another reason that we are positive about the intermediate-term prospects for Federated Kaufmann Fund's portfolio. Lastly, we have managed to build up a good-sized cash position. This should give us good flexibility in the months ahead, particularly if the IPO market begins to recover along with the economy.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return based on offering price, (i.e. less any redemption fee) for Class K Shares was 38.14%. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

The following tables show the fund's rankings and total returns as compared with its Lipper peer group and benchmarks of October 31, 2003.

Ranking Based on Total Returns[2]	1-Year	2-Year	3-Year	5-Year	10-Year	15-Year
Federated Kaufmann Fund, Class K Shares	68	23	8	10	2	1
Total Number of Mid-Cap Growth Funds	492	444	378	235	76	39

Average Annual Total Return for the Period Ended October 31, 2003

	1 Year	2 Years	5 Years	10 Years	15 Years
Federated Kaufmann Fund--Class K Shares[3]	38.42%	12.28%	14.01%	13.50%	17.33%
Russell Mid-Cap Growth Index[4]	39.30%	7.13%	4.62%	9.17%	11.78%
Lipper Mid-Cap Growth Index[4]	31.17%	3.09%	5.63%	8.09%	11.27%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 0.20% redemption fee. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and the LMCGI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 As per Lipper Analytical Services, Inc., Lipper rankings are based on total return and do not take sales charges into account.

3 Performance shown is for the Fund's Class K Shares at net asset value. Based on the redemption of 0.20%, the Fund's Class K Shares' average annual 1-year, 2-year, 5-year, 10-year and 15-year total returns were 38.14%, 12.17%, 13.97%, 13.48% and 17.31%, respectively. Additional classes of shares are available. Performance for these classes will vary due to differences in charges and expenses. The fund is the successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the fund's Class K Shares had no investment operations. Accordingly, the performance information of the Federated Kaufmann Fund has been adjusted to reflect the expenses applicable to the fund's Class K Shares.

4 The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indexes are unmanaged.

Portfolio of Investments

October 31, 2003

Shares or Units Held			Value
		COMMON STOCKS--74.4%
		FINANCIALS--7.1%
		Finance--2.5%
160,000	[1,2]	Affiliated Managers Group	$11,600,000
800,000	[2]	Capital One Financial Corp.	48,640,000
140,000	[1,2]	CapitalSource Inc.	3,045,000
900,000	[1,2,3]	Federal Agricultural Mortgage Corp., Class C	28,143,000
1,300,000	[2]	IndyMac Bancorp, Inc.	38,220,000
123,160		Shokoh Fund & Co. Ltd. (JPY)	17,918,656

		TOTAL	147,566,656

		Insurance--3.6%
650,000		Ace Ltd.	23,400,000
397,500	[1,2]	Arch Capital Group Ltd.	14,508,750
1,377,500	[2]	Axis Capital Holdings Ltd.	34,506,375
300,000	[1]	Benfield Group PLC (GBP)	1,414,422
600,000		Endurance Specialty Holdings Ltd.	17,742,000
25,000	[1]	Markel Corp.	6,309,750
1,286,500	[1,3]	Philadelphia Consolidated Holding Corp.	60,658,475
415,750	[1,2,3]	RTW, Inc.	2,743,950
1,350,000		Willis Group Holdings Ltd.	44,955,000

		TOTAL	206,238,722

		Venture Capital--0.4%
1	[4]	Apollo Investment Fund V	4,142,254
1	[4]	De Novo Ventures I, LP	6,511,995
1	[1,4]	FA Private Equity Fund IV, LP	126,545
1	[4]	Greenfield Technology Venture Fund	33,761
1	[1,4]	Infrastructure Fund	384,491
1	[4]	Internet.com Venture Fund III, LLC	89,054
1	[4]	Latin Healthcare Fund	7,718,647
1	[4]	Peachtree/CB Partners, LLC	0
1	[1,4]	Peachtree/Heartlab Partners, LLC	673,750
1	[4]	Peachtree/Leadscope, LLC	68,340
1	[1,4]	Peachtree/Leadscope, LLC	300,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		FINANCIALS--continued
		Venture Capital--continued
1	[4]	Peachtree/Open Networks Partners, LLC	$629,675
1	[4]	Peachtree/Velquest Partners, LLC	358,125
1	[4]	Rocket Ventures II, LP	3,623,698
1		Vennworks	0
1	[4]	Western Growth Capital Partners	32,395

		TOTAL	24,692,730

		Real Estate--0.6%
100,000		Agree Realty Corp.	2,580,000
100,000		American Financial Realty Trust	1,520,000
1,000,000		St. Joe Co.	33,040,000

		TOTAL	37,140,000

		TOTAL FINANCIALS	415,638,108

		HEALTHCARE--17.2%
		Healthcare Services--6.0%
100,000	[1]	Amerigroup Corp.	4,182,000
300,000	[1]	Apria Healthcare Group, Inc.	8,700,000
2,000,000	[1]	Caremark Rx, Inc.	50,100,000
3,985	[4]	CompBenefits Corp. - Convertible Participating Pfd.	4,211,811
347,492	[4]	CompBenefits Corp. - Voting Common	608,110
2,541,500	[1,2]	HealthSouth Corp.	7,192,445
2,500,000	[1,2]	Lincare Holdings, Inc.	97,350,000
6,700	[1]	NBTY, Inc.	182,575
2,252,600	[1,3]	Omnicell, Inc.	32,054,498
1,000,000	[1]	Select Medical Corp.	33,570,000
150,000	[1]	TLC Vision Corp.	1,018,500
750,000	[1]	United Surgical Partners International, Inc.	22,620,000
1,100,000		UnitedHealth Group, Inc.	55,968,000
1,005,470	[1,2]	WellChoice, Inc.	32,677,775

		TOTAL	350,435,714

		Medical Equipment & Supplies--7.4%
1,000,000	[1]	ATS Medical, Inc.	3,474,000
650,000	[1,4]	Aradigm Corp., Warrants 12/17/2006	403,817
2,930,954	[1,2,3]	Aspect Medical Systems, Inc.	27,697,515
300,000	[1]	Boston Scientific Corp.	20,316,000
1,795,713	[1,2,3]	Conceptus, Inc.	21,997,484
600,000	[1,3,4]	Conceptus, Inc.	7,350,000
714,286	[3,4]	Conceptus, Inc.	8,750,004
Shares or Units Held			Value
		COMMON STOCKS--continued
		HEALTHCARE--continued
		Medical Equipment & Supplies--continued
4,761,904	[4]	Converge Medical, Inc.- Series C Pfd.	$1,285,714
500,000	[1,4]	Cortek, Inc. - Series C Convertible Pfd.	660,000
1,515,152	[4]	Cortek, Inc. - Series D Convertible Pfd.	2,000,001
446,816	[4]	Cortek, Inc. - Series D2 Convertible Pfd.	589,797
3,017,300	[1,3]	Curon Medical, Inc.	8,961,381
1,200,000	[1]	Cytyc Corp.	15,516,000
2,083,333	[4]	DexCom, Inc. - Series B Pfd.	4,791,666
434,783	[4]	DexCom, Inc. - Series C Pfd.	1,000,001
1,959,600	[1,3]	DJ Orthopedics, Inc.	35,174,820
1,100,000	[1,2]	Dyax Corp.	5,390,000
3,555,556	[1,3,4]	Endologix, Inc.	13,475,557
100,000	[1,2]	I-Flow Corp.	1,455,000
111,710	[1]	Illumina, Inc.	675,846
200,000	[1]	INAMED Corp.	17,274,000
1,150,000	[1,2]	Kyphon, Inc.	31,307,518
13,393		Medtronic, Inc.	304,959
350,000		Medtronic, Inc.	15,949,500
1,109,000	[1,3]	NMT Medical, Inc.	4,957,230
140,720	[1]	National Dentex Corp.	2,962,156
1,912,900	[1,3]	Natus Medical, Inc.	9,086,275
965,645	[1,3]	Orthofix International NV	35,246,043
450,000	[1]	ResMed, Inc.	18,796,500
469,087	[1,2]	Rita Medical Systems, Inc.	1,787,221
1,040,000	[4]	Sanarus Medical, Inc. - Series A Pfd.	915,200
1,448,436	[4]	Sanarus Medical, Inc. - Series B Pfd.	1,274,624
4,456,271	[4]	Sanarus Medical, Inc. - Series C Pfd.	3,004,289
100,000	[1]	St. Jude Medical, Inc.	5,816,000
200,000		Stryker Corp.	16,222,000
2,500,000	[1,2,3]	Therasense, Inc.	45,700,000
1,388,885	[4]	ThermoGenesis Corp.	4,444,432
556,400	[1,2,4]	ThermoGenesis Corp.	1,780,480
1,250,000	[1,4]	ThermoGenesis Corp.	4,000,000
250,000	[1,4]	ThermoGenesis Corp. -- Warrants 3/7/2026	435,408
277,777	[1,4]	ThermoGenesis Corp. -- Warrants 4/6/2027	437,396
500,000	[1,2]	VISX, Inc.	12,130,000
9,870,968	[1]	World Heart Corp.	9,673,549
9,870,968	[1]	World Heart Corp. -- Warrants	7,202,026

		TOTAL	431,671,409

Shares or Units Held			Value
		COMMON STOCKS--continued
		HEALTHCARE--continued
		Pharmaceutical & Biotech--3.8%
446,093	[4]	Acadia Pharmaceuticals, Inc. - Series E Pfd.	$1,204,451
925,926	[4]	Acadia Pharmaceuticals, Inc. - Series F Pfd.	2,500,000
600,000	[1,2]	Alexion Pharmaceuticals, Inc.	11,100,000
700,000		Allergan, Inc.	52,934,000
1,000,000	[1,3]	Anika Therapeutics, Inc.	6,670,000
1,694,915	[4]	Ardais Corp. - Convertible Pfd.	1,000,000
790,960	[4]	Ardais Corp. - Series C Convertible Pfd.	466,666
257,400	[1,2]	Atrix Labs, Inc.	5,171,166
517,180	[1,2]	Avigen, Inc.	3,485,793
645,161	[4]	diaDexus - Series C Pfd.	4,999,998
900,000	[1,2,3]	DOV Pharmaceutical, Inc.	11,025,000
300,000		Dr. Reddy's Laboratories Ltd., ADR (IDR)	7,998,000
200,000	[1]	Gilead Sciences, Inc.	10,916,000
2,000,000	[1,2,3]	Inveresk Research Group, Inc.	46,400,000
866,500	[1,2]	Isis Pharmaceuticals, Inc.	5,762,225
300,000	[1]	Large Scale Biology Corp.	493,800
100,000	[1]	Millennium Pharmaceuticals, Inc.	1,592,000
266,668	[4]	Mito Kor - Series F Pfd.	200,001
266,668	[4]	Mito Kor - Series F1 Pfd.	200,001
37,037	[1,4]	Onyx Pharmaceuticals, Inc. - Warrants 5/9/2008	776,136
220,000	[1]	OraSure Technologies, Inc.	1,850,200
843,782	[1]	Palatin Technologies, Inc	3,628,263
443,886	[1]	Pharmacyclics, Inc.	2,503,517
1,300,525	[1,3]	Point Therapeutics, Inc.	5,007,021
500,000	[2]	Ranbaxy Laboratories Ltd., GDR	10,846,750
508,000	[1,2]	Shire Pharmaceuticals Group PLC, ADR	11,633,200
470,000	[1,2]	Telik, Inc.	9,550,400

		TOTAL	219,914,588

		TOTAL HEALTHCARE	1,002,021,711

		RETAIL--14.6%
		Restaurant--1.7%
100,000		Bob Evans Farms, Inc.	2,956,000
21,095,300	[3]	J.D. Wetherspoon PLC (GBP)	94,629,042

		TOTAL	97,585,042

Shares or Units Held			Value
		COMMON STOCKS--continued
		RETAIL--continued
		Retail--12.9%
3,060,600	[1,3]	Advance Auto Parts, Inc.	$239,400,132
500,000	[1]	Bed Bath & Beyond, Inc.	21,120,000
1,076,600	[1]	CarMax, Inc.	33,923,666
245,000	[1,2]	Cost Plus, Inc.	11,238,150
700,000		Dollar General Corp.	15,729,000
1,000,000	[1]	Dollar Tree Stores, Inc.	38,180,000
830,000		Family Dollar Stores, Inc.	36,196,300
550,000	[1]	Kohl's Corp.	30,838,500
900,000		MSC Industrial Direct Co., Inc., Class A	21,285,000
300,000	[1,2]	PETCO Animal Supplies, Inc.	9,954,000
9,994,900	[3]	PETsMART, Inc.	255,969,389
73,000		Pier 1 Imports, Inc.	1,686,300
300,000	[1]	Shoppers Drug Mart Corp. (CAD)	6,584,534
200,000	[1]	Timberland Co., Class A	10,390,000
270,000		Wal-Mart Stores, Inc.	15,916,500

		TOTAL	748,411,471

		TOTAL RETAIL	845,996,513

		SERVICES--12.3%
		Business Services--3.8%
6,000,000	[1]	Cendant Corp.	122,580,000
250,000	[1]	Concorde Career Colleges, Inc.	6,625,000
700,000	[1]	CoStar Group, Inc.	26,355,000
340,000	[1]	Exponent, Inc.	7,184,200
100,000	[1,2]	Exult, Inc.	793,000
400,000	[1]	Kroll, Inc.	9,304,000
200,000		Moody's Corp.	11,566,000
1,257,207	[1]	VCA Antech, Inc.	35,503,526

		TOTAL	219,910,726

		Media--4.4%
490,500	[1,2,3]	Central European Media Enterprises Ltd., Class A	14,705,190
1,000,000		Clear Channel Communications, Inc.	40,820,000
1,000,000	[1]	Comcast Corp., Class A	32,620,000
300,000		E.W. Scripps Co., Class A	27,873,000
225,000	[1]	Entercom Communications Corp.	10,307,250
762,158	[1]	JC Decaux SA (EUR)	11,202,883
Shares or Units Held			Value
		COMMON STOCKS--continued
		SERVICES--continued
		Media--continued
350,000	[1]	Journal Communications, Inc., Class A	$6,226,500
1,000,000	[1]	Lamar Advertising Co.	30,300,000
31,800	[1]	SKY Perfect Communications, Inc. (JPY)	38,699,482
1,075,000		Viacom, Inc., Class B	42,860,250

		TOTAL	255,614,555

		Recreation & Entertainment--0.4%
200,000		Carnival Corp.	6,982,000
790,000	[1]	Orient-Express Hotel Ltd., Class A	13,832,900

		TOTAL	20,814,900

		Telecommunication Services--1.0%
386,766	[1,2]	Allstream, Inc., Class B	19,434,991
500,000	[3]	Crown Castle International Corp., Convertible, $3.13	21,312,500
13,213	[2]	Crown Castle International Corp., Pfd.	14,740,129
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	284,000
2,100,000		Wireless Matrix Corp. (CAD)	2,388,173

		TOTAL	58,159,793

		Transportation--2.7%
600,000	[1]	EGL, Inc.	9,786,000
300,000		Expeditors International Washington, Inc.	11,262,000
500,000		FedEx Corp.	37,880,000
500,000	[1,2]	Jet Blue Airways Corp.	28,840,000
105,000	[1]	Overnite Corporation	2,326,800
499,900	[1,2]	Ryanair Holdings PLC, ADR	25,744,850
200,000		UTI Worldwide, Inc.	6,928,000
500,000		United Parcel Service, Inc., Class B	36,260,000

		TOTAL	159,027,650

		TOTAL SERVICES	713,527,624

		TECHNOLOGY--18.2%
		Computer Software--4.2%
9,000	[1,4]	Attunity Ltd. - Warrants 3/21/2005	145
9,000	[1,4]	Attunity Ltd. - Warrants 3/22/2005	145
571,900	[1]	BindView Development Corp.	1,326,808
118,500	[1]	CCC Information Service Group, Inc.	1,990,800
147,300		Fair Isaac Corp.	9,394,794
Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Computer Software--continued
500,000	[1]	FileNet Corp.	$13,360,000
446,265	[1]	Hyperion Solutions Corp.	14,945,415
1,127,000	[1]	Informatica Corp.	12,284,300
1,359,500	[1,2,3]	Leapfrog Enterprises, Inc.	46,997,915
3,000,000	[1,2,3]	Magma Design Automation, Inc.	72,690,000
300,000	[1,2]	Manhattan Associates, Inc.	8,352,000
850,000		Microsoft Corp.	22,227,500
200,000	[1]	MicroStrategy, Inc., Class A	11,000,000
650,000	[1]	Oracle Corp.	7,774,000
1,333,334	[4]	Sensable Technologies, Inc. - Series B Pfd.	4,426,669
443,979	[4]	Sensable Technologies, Inc. - Series C Pfd.	1,474,010
550,000	[1]	Siebel Systems, Inc.	6,924,500
500,000	[1]	Sonic Solutions	8,900,000
150,000	[1]	Vastera, Inc.	555,000
1,187,500	[1,2]	Visual Networks, Inc.	2,101,875

		TOTAL	246,725,876

		Data Processing Services--4.5%
4,800,000	[1]	Accenture Ltd.	112,320,000
1,900,000	[1,2]	Affiliated Computer Services, Inc., Class A	92,967,000
504,950	[1]	Digitalnet Holdings, Inc.	11,669,395
1,017,812	[1,3]	Infocrossing, Inc.	7,653,946
356,234	[1]	Infocrossing, Inc., Warrants 10/21/2008	436,023
704,000	[1,2]	Intrado, Inc.	12,728,320
225,000	[1]	Iron Mountain, Inc.	8,604,000
1,500,000	[1,2,3]	Online Resources Corp.	9,675,000
530,000	[1]	Online Resources Corp.	3,418,500
2,000,000		Ryan Hankin Kent, Inc. -- Series B Pfd.	0

		TOTAL	259,472,184

		Electronic Equipment & Instruments--0.5%
500,000	[1]	Digital Theater Systems, Inc.	16,000,000
173,156	[1,2,3]	Taser International, Inc.	10,872,292
25,000	[1]	Vicor Corp.	253,500

		TOTAL	27,125,792

Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Networking & Telecommunication Equipment--1.4%
810,000	[1]	Enterasys Networks, Inc.	$3,159,000
1,059,322	[4]	Expand Networks Ltd.	497,881
190,000	[1]	Foundry Networks, Inc.	4,419,400
679,348	[4]	Multiplex, Inc. - Series C Pfd.	309,103
467,100	[1]	Safenet, Inc.	15,577,785
1,800,000	[1,2]	UTStarcom, Inc.	56,700,000

		TOTAL	80,663,169

		Online Internet Information--1.8%
600,000	[1]	1-800-FLOWERS.COM, Inc.	6,270,000
482,900	[1,2]	Altiris, Inc.	16,602,102
150,000	[1]	AT Road, Inc.	1,935,000
947,964	[1,2,3]	Bankrate, Inc.	14,475,410
1,550,000	[1]	Digital Impact, Inc.	4,495,000
417,660	[1,2]	EasyLink Services Corp., Class A	701,669
700,000	[1]	eCollege.com	15,183,000
100,000	[1]	Entrust Technologies, Inc.	471,000
1,040,703	[1]	Hollywood Media Corp.	2,070,999
101,156	[1]	Hollywood Media Corp. - Warrants 5/22/2007	129,483
1,205,700	[1]	HomeStore.com, Inc.	4,219,950
100,000	[1,2]	InterActiveCorp	3,671,000
400,000	[1]	Marimba, Inc.	1,923,600
250,000	[1]	Mediagrif Interactive Technologies, Inc. (CAD)	1,885,898
4,675,000	[1,3]	NIC, Inc.	24,216,500
929,118	[1]	Raindance Communications, Inc.	2,703,733
100,000	[1,2]	ValueClick, Inc.	806,000

		TOTAL	101,760,344

		Semiconductor & Equipment--5.8%
400,000	[1,2]	ATI Technologies, Inc. (CAD)	5,725,550
1,400,000	[1]	ATI Technologies, Inc.	20,034,000
725,375	[1,2,3]	Brillian Corp.	6,020,612
200,000	[1]	Broadcom Corp.	6,390,000
500,000	[1,2]	Conexant Systems, Inc.	2,915,000
1,000,000	[1,2]	Cree, Inc.	17,760,000
750,434	[1]	GlobespanVirata, Inc.	4,622,673
1,000,000	[1,2]	Komag, Inc.	18,860,000
492,900	[1]	M-Systems Flash Disk Pioneers Ltd.	9,759,420
42,500	[1]	Marvell Technology Group Ltd.	1,864,475
Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Semiconductor & Equipment--continued
500,000	[1]	Maxtor Corp.	$6,835,000
250,000	[1]	National Semiconductor Corp.	10,157,500
311,200	[1]	ON Semiconductor Corp.	1,338,160
7,000,000		Seagate Technology Holdings	160,860,000
407,000	[1]	Sigmatel Inc.	10,337,800
907,400	[1]	Synaptics, Inc.	11,796,200
1,233,500	[1]	Western Digital Corp.	16,590,575
2,000,000	[1,2,3]	Xicor, Inc.	22,640,000

		TOTAL	334,506,965

		TOTAL TECHNOLOGY	1,050,254,330

		OTHER--5.0%
		Energy--1.7%
624,400		Anadarko Petroleum Corp.	27,236,328
165,000		Consolidated Water Co.	3,295,050
10,000		Electricity Generating Public Co. Ltd. (THB)	15,537
100,000		EnCana Corp.	3,437,000
788,200		Kinder Morgan, Inc.	42,208,110
700,000	[1]	McDermott International, Inc.	5,180,000
57,800	[1,2]	NuCo2, Inc.	725,390
750,000	[1]	Oceaneering International, Inc.	17,295,000

		TOTAL	99,392,415

		Industrial Conglomerates--2.1%
475,000	[1]	DRS Technologies, Inc.	11,428,500
6,325,000		Enel SpA (EUR)	39,508,806
16,858,000	[1]	Lee & Man Paper Manufacturing Ltd. (HKD)	12,478,566
1,000,000		Masco Corp.	27,500,000
392,200	[1]	Simpson Manufacturing Co., Inc.	17,550,950
850,000		Timken Co.	14,263,000

		TOTAL	122,729,822

		Metals & Mining--0.3%
400,000		Newmont Mining Corp.	17,512,000

		Staples--0.9%
1,000,000	[1]	Dean Foods Co.	30,250,000
327,700	[1,2]	Whole Foods Market, Inc.	19,412,948

		TOTAL	49,662,948

		TOTAL OTHER	289,297,185

		TOTAL COMMMON STOCKS (IDENTIFIED COST $2,794,536,060)	4,316,735,471

Principal Amount or Shares			Value
		CORPORATE BONDS--0.1%
		Information Technology Services--0.0%
$2,325,000		Safeguard Scientifics, Inc., 5.00%, 6/15/2006	$2,121,493

		Internet Software & Services--0.0%
1,000,000	[4]	Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005	667,167

		Media--0.1%
3,175,000		XM Satellite Radio Holdings, Inc., Sub. Note, 7.75%, 3/1/2006	5,147,024

		TOTAL CORPORATE BONDS (IDENTIFIED COST $5,168,766)	7,935,684

		MUTUAL FUNDS--35.5%
1,511,746,389	[3]	Prime Value Obligations Fund, IS Shares	1,511,746,389
552,666,291	[3]	Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	552,666,291

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	2,064,412,680

		TOTAL INVESTMENTS--110.0% (IDENTIFIED COST $4,864,117,506)[4]	6,389,083,835

		OTHER ASSETS AND LIABILITIES -- NET--(10.0)%	(583,266,596)

		TOTAL NET ASSETS--100%	$5,805,817,239

		SCHEDULE OF SECURITIES SOLD SHORT
20,000		I2 Technologies, Inc. (Proceeds $0)	$35,400

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealer.

3 Affiliated company. At October 31, 2003, these securities amounted to $3,316,768,861 which represents 57.1% of net assets.

4 Restricted security not registered under the Securities Act of 1933. At October 31, 2003, these securities amounted to $104,833,410 which represents 1.8% of net assets.

5 The cost of investments for federal tax purposes amounts to $4,867,655,864.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CAD	--Canadian Dollar
EUR	--Euro Dollar
GBP	--British Pound
GDR	--Global Depository Receipt
HKD	--Hong Kong Dollar
IDR	--Indian Rupee
JPY	--Japanese Yen
THB	--Thai Baht

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at value including $3,474,284,284 of investments in affiliated issuers and $538,707,256 of securities loaned (identified cost $4,864,117,506)		$6,389,083,835
Cash		855,682
Income receivable		1,974,311
Receivable for investments sold		35,726,942
Receivable for shares sold		23,031,288
Net receivable for foreign currency exchange contracts		448
Prepaid expenses		152,988

TOTAL ASSETS		6,450,825,494

Liabilities:
Securities sold short, at value (proceeds $0)	$35,400
Payable for investments purchased	84,424,833
Payable for shares redeemed	4,767,867
Payable for collateral due to broker	552,666,291
Payable for transfer and dividend disbursing agent fees and expenses (Note 6)	406,061
Payable for directors'/trustees fees	1,287
Payable for portfolio accounting fees (Note 6)	33,969
Payable for distribution service fee (Note 6)	1,164,959
Payable for shareholder services fee (Note 6)	1,212,280
Accrued expenses	295,308

TOTAL LIABILITIES		645,008,255

Net assets for 1,187,409,049 shares outstanding		$5,805,817,239

Net Assets Consist of:
Paid in capital		$4,277,825,531
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,525,165,442
Accumulated net realized gain on investments and foreign currency transactions		2,989,270
Accumulated net operating loss		(163,004)

TOTAL NET ASSETS		$5,805,817,239

Statement of Assets and Liabilities--continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,191,116,560 ÷ 243,136,493 shares outstanding)	$4.90

Offering price per share (100/94.50 of $4.90)[1]	$5.19

Redemption proceeds per share	$4.90

Class B Shares:
Net asset value per share ($782,170,790 ÷ 161,569,738 shares outstanding)	$4.84

Offering price per share	$4.84

Redemption proceeds per share (94.50/100 of $4.84)[1]	$4.57

Class C Shares:
Net asset value per share ($337,765,175 ÷ 69,759,889 shares outstanding)	$4.84

Offering price per share (100/99.00 of $4.84)[1]	$4.89

Redemption proceeds per share (99.00/100 of $4.84)[1]	$4.79

Class K Shares:
Net asset value per share ($3,494,764,714 ÷ 712,942,929 shares outstanding)	$4.90

Offering price per share	$4.90

Redemption proceeds per share (99.80/100 of $4.90)[1]	$4.89

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Dividends (including $7,251,609 received from affiliated issuer (Note 6) and net of foreign taxes withheld of $224,429)		$19,147,976
Interest (including income on securities loaned of $999,567)		1,591,272

TOTAL INCOME		20,739,248

Expenses:
Investment adviser fee (Note 6)	$59,532,296
Administrative personnel and services fee (Note 6)	3,141,520
Custodian fees	235,023
Transfer and dividend disbursing agent fees and expenses -- Class A Shares (Note 6)	961,634
Transfer and dividend disbursing agent fees and expenses -- Class B Shares (Note 6)	769,093
Transfer and dividend disbursing agent fees and expenses -- Class C Shares (Note 6)	275,172
Transfer and dividend disbursing agent fees and expenses -- Class K Shares (Note 6)	4,981,654
Directors'/Trustees' fees	21,165
Auditing fees	59,355
Legal fees	65,315
Portfolio accounting fees (Note 6)	344,822
Distribution services fee--Class A Shares (Note 6)	1,649,916
Distribution services fee--Class B Shares (Note 6)	3,991,593
Distribution services fee--Class C Shares (Note 6)	1,416,928
Distribution services fee--Class K Shares (Note 6)	13,982,257
Shareholder services fee--Class A Shares (Note 6)	1,649,916
Shareholder services fee--Class B Shares (Note 6)	1,330,531
Shareholder services fee--Class C Shares (Note 6)	472,309
Shareholder services fee--Class K Shares (Note 6)	6,991,129
Share registration costs	189,151
Printing and postage	678,150
Insurance premiums	6,615
Miscellaneous	206,261

TOTAL EXPENSES	102,951,805

Statement of Operations--continued

Waivers and Reimbursements (Note 6):
Waiver/Reimbursement of investment adviser fee	$(6,266,565)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,340)
Waiver of distribution services fee--Class A Shares	(568,014)
Waiver of distribution services fee--Class C Shares	(69,399)
Waiver of distribution services fee--Class K Shares	(10,231,529)
Reimbursement of shareholder services fee--Class B Shares	(178,520)

TOTAL WAIVERS AND REIMBURSEMENTS		$(17,317,367)

Net expenses			$85,634,438

Net operating loss			(64,895,190)

Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $245,813,520 on sale of investments in affiliated issuers) (Note 6)			483,084,166
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,058,143,804

Net realized and unrealized gain on investments and foreign currency transactions			1,541,227,970

Change in net assets resulting from operations			$1,476,332,780

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(64,895,190)	$(47,454,414)
Net realized gain (loss) on investments, options and foreign currency transactions	483,084,166	(184,509,872)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,058,143,804	(191,130,857)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,476,332,780	(423,095,143)

Distributions to Shareholders:
Distributions from net realized gain on investments, options and foreign currency transactions
Class A Shares	--	(7,965,747)
Class B Shares	--	(6,336,060)
Class C Shares	--	(1,509,536)
Class K Shares	--	(254,263,921)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(270,075,264)

Share Transactions:
Proceeds from sale of shares	1,931,666,516	1,785,817,787
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Small Company Stock Fund	27,571,282	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	235,212,697
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Aggressive Growth Fund	--	155,260,777
Net asset value of shares issued to shareholders in payment of distributions declared	--	261,841,075
Cost of shares redeemed	(1,223,284,177)	(1,340,275,602)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	735,953,621	1,097,856,734

Change in net assets	2,212,286,401	404,686,327

Net Assets:
Beginning of period	3,593,530,838	3,188,844,511

End of period	$5,805,817,239	$3,593,530,838

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. The investment objective of the Fund is capital appreciation.

On September 27, 2003, the Fund received a tax-free transfer of assets from Riggs Small Company Stock Fund, as follows:

	Class A Shares of the Fund Issued	Riggs Small Company Stock Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of Fund Prior to Combination	Net Assets of Riggs Small Company Stock Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	5,954,920	$27,571,282	$4,885,828	$5,279,015,765	$27,571,282	$5,306,587,047

1 Unrealized Appreciation is included in the Riggs Small Company Stock Fund Net Assets Received amount shown above.

On May 17, 2002, the Fund received a tax-free transfer of assets from Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund, as follows:

	Shares of the Fund Issued	Federated Kaufmann Small Cap Fund Net Assets Received	Unrealized Appreciation[2]	Net Assets of Fund Prior to Combination	Net Assets of Federated Kaufmann Small Cap Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	20,604,354	$ 90,247,069	$ 761,229	$ 245,733,366	$ 90,247,069	$ 335,980,435

Class B	28,725,127	125,241,552	826,277	266,616,904	125,241,552	391,858,456

Class C	4,523,871	19,724,076	213,325	78,496,378	19,724,076	98,220,454

Class K	--	--	6,065,015	3,317,588,744	--	3,317,588,744

TOTAL	53,853,352	$235,212,697	$7,865,846	$3,908,435,392	$235,212,697	$4,143,648,089

	Shares of the Fund Issued	Federated Aggressive Growth Fund Net Assets Received	Unrealized Appreciation[2]	Net Assets of Fund Prior to Combination	Net Assets of Federated Aggressive Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	18,045,962	$ 79,041,312	$ 220,878	$ 245,733,366	$ 79,041,312	$ 324,774,678

Class B	13,380,970	58,341,029	239,752	266,616,904	58,341,029	324,957,933

Class C	4,100,559	17,878,436	61,898	78,496,378	17,878,436	96,374,814

Class K	--	--	1,759,822	3,317,588,744	--	3,317,588,744

TOTAL	35,527,491	$155,260,777	$2,282,350	$3,908,435,392	$155,260,777	$4,063,696,169

2 Unrealized Appreciation is included in the Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees ("the Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent fees and expenses, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statements purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's taxes and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. At October 31, 2003, the Fund had no outstanding futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contract to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Contract Sold:
11/3/2003	358,856 Euro Dollars	$417,098	$416,650	$448

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. At October 31, 2003, the Fund had no outstanding written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$538,707,256	$552,666,291

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Additional information on each restricted held at October 31, 2003 is as follows:

Description	Date of Acquisition	Cost
Acadia Pharmaceuticals, Inc. -- Series E Pfd.	5/3/2000-3/19/2003	$2,405,814

Acadia Pharmaceuticals, Inc. -- Series F Pfd.	3/19/2003	2,094,188

Apollo Investment Fund	5/18/2001-10/31/2003	3,581,561

Aradigm Corp.--Warrants 12/17/2006	12/17/2001	--

Ardais Corp.--Convertible Pfd.	3/2/2001 -- 3/8/2001	9,999,999

Ardais Corp.--Series C Convertible Pfd.	12/18/2002	4,666,664

Attunity Ltd.--Warrants 3/21/2005	7/13/2000	--

Attunity Ltd.--Warrants 3/22/2005	7/13/2000	--

Comp. Benefits Corp.--Convertible Participating Pfd.	5/24/1995 -- 7/12/2000	4,090,205

Comp. Benefits Corp.--Voting Common	5/24/1995 -- 7/12/2000	176,696

Conceptus, Inc.	11/5/2001	7,950,000

Conceptus, Inc.	4/10/2001	5,000,000

Converge Medical, Inc.--Series C Pfd.	10/25/2001	3,000,000

Cortek, Inc.--Series C Convertible Pfd.	2/29/2000	1,000,000

Cortek, Inc.--Series D Convertible Pfd.	6/18/2001	2,000,000

Cortek, Inc.--Series D2 Convertible Pfd.	3/31/2003	589,797

De Novo Ventures I, LP	3/9/2000 -- 5/13/2003	7,000,000

DexCom, Inc.--Series B Pfd.	12/1/2000	3,000,000

DexCom, Inc.--Series C Pfd.	5/17/2002	1,000,001

diaDexus, Inc.--Series C Pfd.	4/4/2000	4,999,998

Endologix, Inc.	7/16/2003	8,000,001

Expand Networks Ltd.	9/22/2000	$2,500,000

FA Private Equity Fund IV, LP	3/4/2002-9/12/2003	150,000

Greenfield Technology Venture Fund	6/15/1998	88,344

Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005	5/23/2002	1,000,000

Infrastructure Fund	8/11/2000 -- 4/9/2003	450,000

Internet.com Venture Partner III, LLC	5/17/2000 -- 4/10/2003	573,333

Latin Healthcare Fund	11/28/2000 -- 3/20/2002	9,934,956

Mito Kor--Series F Pfd.	11/9/2001	2,000,010

Mito Kor--Series F1 Pfd.	8/22/2000	2,000,010

Description	Date of Acquisition	Cost
Multiplex, Inc.--Series C Pfd.	2/22/2001	$5,000,001

Onyx Pharmaceuticals, Inc.--Warrants 5/9/2008	5/8/2002	212,892

Peachtree/CB Partners, LLC	3/8/2000 -- 9/11/2002	3,503,863

Peachtree/Heartlab Partners, LLC	4/3/2001 -- 9/26/2001	687,795

Peachtree/Leadscope, LLC	6/30/2000 -- 10/2/2001	712,054

Peachtree/Leadscope, LLC	4/30/2002-5/30/2002	3,000,000

Peachtree/Open Networks Partners, LLC	10/5/2000 -- 10/2/2001	990,753

Peachtree/Velquest Partners, LLC	9/14/2000 -- 10/2/2001	494,382

Rocket Ventures II, LP	7/20/1999 -- 11/15/2002	6,000,000

Sanarus Medical, Inc.--Series A Pfd.	11/16/1999 -- 7/16/2001	1,560,000

Sanarus Medical, Inc.--Series B Pfd.	7/16/2001 -- 9/19/2001	2,495,648

Sanarus Medical, Inc.--Series C Pfd.	10/23/2003 -- 10/30/2003	3,004,288

Sensable Technologies, Inc.--Series B Pfd.	12/23/1997	2,064,237

Sensable Technologies, Inc.--Series C Pfd.	4/5/2000	1,474,010

ThermoGenesis Corp.	12/29/1998 -- 9/11/2000	835,500

ThermoGenesis Corp.	4/26/2001	2,499,993

ThermoGenesis Corp.	3/26/2002	2,230,000

ThermoGenesis Corp.--Warrants 3/7/2026	3/26/2002	270,000

ThermoGenesis Corp.--Warrants 4/6/2027	4/26/2001	--

Western Growth Capital Partners	12/31/1997-4/11/2003	205,543

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CHANGE IN ACCOUNTING POLICIES

Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition amortization on the financial statements is as follows:

	As of 10/31/2002
	Cost of Investments	Undistributed Net Investment Income
Increase (Decrease)	$243,495	$243,495

The Statement of Changes in Net Assets and Financial Highlights for the prior periods has not been restated to reflect this change in presentation.

4. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	341,026,210	$1,288,773,682	308,335,351	$1,205,705,292
Shares issued in connection with tax-free transfer of assets from Riggs Small Company Stock Fund	5,954,920	27,571,282	--	--
Shares issued in connection with tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	--	20,604,354	90,247,069
Shares issued in connection with tax-free transfer of assets from Federated Aggressive Growth Fund	--	--	18,045,962	79,041,312
Shares issued to shareholders in payment of distributions declared	--	--	1,496,744	6,031,776
Shares redeemed	(226,850,034)	(816,216,407)	(245,634,625)	(944,936,094)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	120,131,096	$500,128,557	102,847,786	$436,089,355

Year Ended October 31	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	63,680,559	$256,865,845	79,175,026	$320,712,455
Shares issued in connection with tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	--	28,725,127	125,241,552
Shares issued in connection with tax-free transfer of assets from Federated Aggressive Growth Fund	--	--	13,380,970	58,341,029
Shares issued to shareholders in payment of distributions declared	--	--	1,446,870	5,830,734
Shares redeemed	(23,606,665)	(89,163,640)	(17,571,125)	(65,014,969)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	40,073,894	$167,702,205	105,156,868	$445,110,801

Year Ended October 31	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	45,088,215	$185,435,304	28,626,232	$114,564,775
Shares issued in connection with tax-free transfer of assets from Federated Kaufmann Small Cap Fund	--	--	4,523,871	19,724,076
Shares issued in connection with tax-free transfer of assets from Federated Aggressive Growth Fund	--	--	4,100,559	17,878,436
Shares issued to shareholders in payment of distributions declared	--	--	358,506	1,444,779
Shares redeemed	(11,648,240)	(44,872,769)	(5,138,338)	(19,012,323)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	33,439,975	$140,562,535	32,470,830	$134,599,743

Year Ended October 31	2003		2002
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	49,638,405	$200,591,685	37,748,441	$144,835,265
Shares issued to shareholders in payment of distributions declared	--	--	61,518,039	248,533,786
Shares redeemed	(71,893,206)	(273,031,361)	(78,436,518)	(311,312,216)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(22,254,801)	$(72,439,676)	20,829,962	$82,056,835

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	171,390,164	$735,953,621	261,305,446	$1,097,856,734

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The differences are due in part to foreign currency transactions, net operating losses and expired capital loss carryover.

For the year ended October 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Net Operating Loss	Accumulated Net Realized Loss
$(238,672,237)	$64,732,186	$173,940,051

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$--	$ 32,228,026

Long-term capital gains	$--	$237,847,238

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gains	$ 53,589,227

Net unrealized appreciation	$ 1,521,627,084

Capital loss carryforward	$ 47,057,503

The difference between book-basis and tax-basis net unrealized appreciation is attributable in part to deferral of losses from wash sales, passive foreign investment companies and partnership investments.

At October 31, 2003, the cost of investments for federal tax purposes was $4,867,655,864. The net unrealized appreciation of investments for federal tax purposes was $1,521,427,971. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,631,634,481 and net unrealized depreciation from investments for those securities having an excess of cost over value of $110,206,510.

At October 31, 2003, the Fund had a capital loss carryforward of $47,057,503, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$46,671,390

2010	$ 386,113

As a result of the tax-free transfer of assets from Riggs Small Company Stock Fund, Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,893,951 for the period.

Under the terms of a sub-adviser agreement between the Adviser and Federated Global Investment Management Corp. ("FGIMC"), FGMIC receives an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation. For year ended October 31, 2003, FGIMC earned a sub-adviser fee of $43,597,007.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charge

For the fiscal year ended October 31, 2003, FSC the principal distributor retained $618,567 in sales charges from the sale of Class A Shares. FSC also retained $41,532 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the year ended October 31, 2003, redemption fees of $447,447 were allocated to cover the cost of redemptions.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2003, the Fund had total commitments to limited partnerships and limited liability companies of $48,744,340; of this amount $35,354,879 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $13,389,461.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2003 are as follows:

Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
[1]	Advance Auto Parts, Inc.	$121,043,769	$32,786,170	$ --	$239,400,132

[1]	Allegiance Telecom, Inc., Sr. Note, 12.875%, 5/15/2008	--	2,896,000	--	--

[1]	Anika Therapeutics, Inc.	671,347	--	--	6,670,000

[1]	Aspect Medical Systems, Inc.	7,144,102	--	--	27,697,515

[1]	Bankrate, Inc.	11,460,766	--	--	14,475,410

[1]	Bionx Implants, Inc.	--	3,556,534	--	--

[1]	Brillian Corp.	6,494,522	--	--	6,020,612

[1]	CareScience, Inc.	4,587	2,306,414	--	--

[1]	Central European Media Enterprises Ltd., Class A	--	--	--	14,705,190

[1]	Ceradyne, Inc.	--	7,229,135	--	--

[1]	Conceptus, Inc.	11,252,050	259,376	--	21,997,484

[1]	Conceptus, Inc.	--	--	--	7,350,000

	Conceptus, Inc.	--	--	--	8,750,004

	Crown Castle International Corp., Convertible, $3.13	1,894,435	8,950,036	859,631	21,312,500

[1]	Curon Medical, Inc.	1,242,122	--	--	8,961,381

[1]	DJ Orthopedics, Inc.	7,411,343	4,667,141	--	35,174,820

[1]	DOV Pharmaceutical, Inc.	1,317,144	1,188,948	--	11,025,000

[1]	Endologix, Inc.	8,000,001	--	--	13,475,557

[1]	Federal Agricultural Mortgage Corp., Class C	--	2,717,253	--	28,143,000

[1]	Infocrossing, Inc.	7,955,473	--	--	7,653,946

[1]	Inveresk Research Group, Inc.	12,353,869	28,986,273	--	46,400,000

	J.D. Wetherspoon PLC (GBP)	15,061,260	19,548,282	1,298,129	94,629,042

[1]	Leapfrog Enterprise, Inc.	38,201,558	35,987,075	--	46,997,915

[1]	Magma Design Automation, Inc.	8,712,834	20,069,659	--	72,690,000

[1]	NIC, Inc.	6,695,932	374,926	--	24,216,500

[1]	NMT Medical, Inc.	--	--	--	4,957,230

[1]	Natus Medical, Inc.	--	--	--	9,086,275

Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
[1]	Omnicell, Inc.	$ 4,710,703	$11,115,043	$ --	$ 32,054,498

[1]	Online Resources Corp.	433,371	--	--	9,675,000

[1]	Orthofix International NV	192,369	887,145	--	35,246,043

	PETsMART, Inc.	10,806,101	172,179,934	199,898	255,969,389

[1]	Philadelphia Consolidated Holding Corp.	239,560	314,560	--	60,658,475

[1]	Point Therapeutics, Inc.	--	--	--	5,007,021

[1]	RTW, Inc.	--	--	--	2,743,950

[1]	Staar Surgical Co.	--	12,238,934	--	--

[1]	Stelmar Shipping Ltd. (GRD)	--	17,164,140	--	--

[1]	TALK America Holdings, Inc.	--	10,946,089	--	--

[1]	Taser International, Inc.	2,966,768	--	--	10,872,292

[1]	Therasense, Inc.	5,541,375	--	--	45,700,000

[1]	Xicor, Inc.	19,588,243	--	--	22,640,000

	TOTAL OF AFFILIATED TRANSACTIONS	$ 311,395,604	$396,369,067	$2,357,658	$1,252,356,181

1 Non-income producing security.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2003, were as follows:

Purchases	$2,696,970,940

Sales	$ 3,311,107,373

8. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2003, the diversification of countries were as follows:

Country	Percentage of Net Assets
United States	60.2%
Bermuda	4.0%
Cayman Islands	3.0%
United Kingdom	2.6%
Canada	1.2%
Japan	1.0%
Italy	0.7%
Netherlands	0.6%
Ireland	0.4%
India	0.3%
France	0.2%
Israel	0.2%
British Virgin Islands	0.1%
Indonesia	0.0%[1]
Thailand	0.0%[1]

1 Represents less than 0.1%.

9. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED KAUFMANN FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Kaufmann Fund (one of the portfolios constituting Federated Equity Funds) (the "Fund") as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2000, were audited by other auditors whose report, dated February 1, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Fund of Federated Equity Funds at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Fund's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001

Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998

James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001

Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172644

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

26851 (12/03)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Small Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

1ST ANNUAL SHAREHOLDER REPORT

October 31, 2003

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout the Period)

Period Ended 10/31/2003 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net operating loss	(0.21)[2]
Net realized and unrealized gain on investments and foreign currency transactions	7.28

TOTAL FROM INVESTMENT OPERATIONS	7.07

Net Asset Value, End of Period	$17.07

Total Return[3]	70.70%

Ratios to Average Net Assets:

Expenses	1.95%[4]

Net operating loss	(1.67)%[4]

Expense waiver/reimbursement[5]	0.85%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$121,125

Portfolio turnover	70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout the Period)

Period Ended 10/31/2003 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net operating loss	(0.29)[2]
Net realized and unrealized gain on investments and foreign currency transactions	7.33

TOTAL FROM INVESTMENT OPERATIONS	7.04

Net Asset Value, End of Period	$17.04

Total Return[3]	70.40%

Ratios to Average Net Assets:

Expenses	2.50%[4]

Net operating loss	(2.22)%[4]

Expense waiver/reimbursement[5]	0.80%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$43,390

Portfolio turnover	70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout the Period)

Period Ended 10/31/2003 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net operating loss	(0.29)[2]
Net realized and unrealized gain on investments and foreign currency transactions	7.33

TOTAL FROM INVESTMENT OPERATIONS	7.04

Net Asset Value, End of Period	$17.04

Total Return[3]	70.40%

Ratios to Average Net Assets:

Expenses	2.50%[4]

Net operating loss	(2.22)%[4]

Expense waiver/reimbursement[5]	0.80%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$47,696

Portfolio turnover	70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

For the period from December 18, 2002, the date the fund began operation, through October 31, 2003, the fund's Class A, Class B, and Class C Shares produced total cumulative returns of 70.70%, 70.40%, and 70.40%, respectively, based on net asset value.1

The strong performance of the fund was the result of our disciplined bottom-up stock selection process. Several of our top holdings such as Advance Auto Parts, Inc. (a specialty retailer of automotive parts, 3.2% of net assets), Central European Media Enterprises, Ltd. (an owner and operator of commercial television stations and networks in central and eastern Europe, 2.8% of assets), ABX Air, Inc. (a cargo air carrier, 2.8% of net assets), and INAMED Corporation (a global medical device company, 2.2% of net assets), performed very well during the reporting period. In addition, several new holdings such as eCollege, Inc. (a distance learning services provider to colleges, 0.2% of net assets), Dyax Corporation (a biopharmaceutical company, 0.6% of net assets), and Online Resources Corporation (an outsourcer of Internet banking and payment services, 1.2% of net assets) added to the strong performance of the fund during the reporting period.

In general, the stock market was very strong during the second half of fiscal 2003, reflecting the steadily improving prospects for a strong economic recovery. We believe the fund is well positioned in fast growing, profitable, well-managed smaller capitalized companies that should benefit from a continuation of the economic upturn.2 Despite the substantial returns during the reporting period, we believe that many of our top holdings remain attractively valued and continue to operate with strong business fundamentals. Finally, the return of the IPO market provides the fund with additional opportunities for discovering new, attractive small-cap investments.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return based on offering price, (i.e. less any applicable sales charges) for Class A, Class B and Class C Shares were 61.34%, 64.90% and 67.72% respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Kaufmann Small Cap Fund (Class A Shares) (the "Fund") from December 18, 2002 (start of performance) to October 31, 2003 compared to the Russell 2000 Growth Index (R2000G)2 and the Lipper Small Cap Growth Funds Average (LSCGFA).3

Cumulative Total Return[4] for the Period Ended 10/31/2003
Start of Performance (12/18/2002)	61.34%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and LSCGFA have been adjusted to reflect reinvestment of all dividends on securities in the index and average. Indexes are unmanaged and it is not possible to invest directly in an index.

2 The R2000G is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Kaufmann Small Cap Fund (Class B Shares) (the "Fund") from December 18, 2002 (start of performance) to October 31, 2003 compared to the Russell 2000 Growth Index (R2000G)2 and the Lipper Small Cap Growth Funds Average (LSCGFA).3

Cumulative Total Return[4] for the Period Ended 10/31/2003
Start of Performance (12/18/2002)	64.90%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the maximum contingent deferred sales charge of 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and LSCGFA have been adjusted to reflect reinvestment of all dividends on securities in the index and average. Indexes are unmanaged and it is not possible to invest directly in an index.

2 The R2000G is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Kaufmann Small Cap Fund (Class C Shares) (the "Fund") from December 18, 2002 (start of performance) to October 31, 2003 compared to the Russell 2000 Growth Index (R2000G)2 and the Lipper Small Cap Growth Funds Average (LSCGFA).3

CumulativeTotal Return[4] for the Period Ended 10/31/2003
Start of Performance (12/18/2002)	67.72%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assume the reinvestment of all dividends and distributions. The R2000G and LSCGFA have been adjusted to reflect reinvestment of all dividends on securities in the index and average. Indexes are unmanaged and it is not possible to invest directly in an index.

2 The R2000G is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

October 31, 2003

Shares			Value
		COMMON STOCKS--93.0%
		Consumer Discretionary--18.8%
47,990	[1]	1-800-FLOWERS.COM, Inc.	$501,495
21,900	[1]	A.C. Moore Arts & Crafts, Inc.	506,547
86,491	[1]	Advance Auto Parts, Inc.	6,765,326
9,870	[1]	Aftermarket Technology Co.	116,959
4,300	[1]	Ambassadors Group, Inc.	81,958
6,800	[1]	Bed Bath & Beyond, Inc.	287,232
2,405		Bob Evans Farms, Inc.	71,092
41,094	[1]	CarMax, Inc.	1,294,872
200,000	[1]	Central European Media Enterprises Ltd., Class A	5,996,000
65,880	[1]	Cheesecake Factory, Inc.	2,631,247
63,400		Coachmen Industries, Inc.	988,406
3,545	[1]	Cost Plus, Inc.	162,609
20,309	[1]	Dick's Sporting Goods, Inc.	933,808
32,100	[1]	Dollar Tree Stores, Inc.	1,225,578
2,310		Dover Downs Gaming & Entertainment, Inc.	21,853
10,770	[1]	Entercom Communication Corp.	493,374
3,440		Family Dollar Stores, Inc.	150,018
11,600	[1]	Getty Images, Inc.	518,520
25,336		International Speedway Corp., Class A	1,077,793
651,620		J.D. Wetherspoon PLC	2,923,029
25,000	[1]	Journal Communications, Inc., Class A	444,750
54,000	[1]	LKQ Corp.	934,200
19,150	[1]	Lamar Advertising Co.	580,245
51,532	[1]	Monro Muffler Brake, Inc.	1,692,826
60,706	[1]	Orient-Express Hotel Ltd.	1,062,962
9,300		Outback Steakhouse, Inc.	390,600
10,000	[1]	PETCO Animal Supplies, Inc.	331,800
56,080		PETsMART, Inc.	1,436,209
168,691	[1]	Prime Hospitality Corp.	1,535,088
18,000		Ruby Tuesday, Inc.	492,300
1,699	[1]	SKY Perfect Communications, Inc.	2,067,623
15,700	[1]	Select Comfort Corp.	491,410
12,300	[1]	Shoe Carnival, Inc.	210,945
36,590		Talbots, Inc.	1,202,713
41,600	[1]	eDiets.com, Inc., Class A	151,840

		TOTAL	39,773,227

Shares			Value
		COMMON STOCKS--continued
		Consumer Staples--0.7%
1,050	[1]	Dean Foods Co.	$31,762
54,000	[1]	Elizabeth Arden, Inc.	1,080,000
4,900	[1]	Whole Foods Market, Inc.	290,276

		TOTAL	1,402,038

		Energy--0.8%
17,600		Anadarko Petroleum Corp.	767,712
40,750	[1]	Oceaneering International, Inc.	939,695

		TOTAL	1,707,407

		Financials--5.6%
17,039	[1]	Affiliated Managers Group	1,235,327
5,100		Agree Realty Corp.	131,580
10,000		American Financial Realty Trust	152,000
27,000		Axis Capital Holdings Ltd.	676,350
17,500	[1]	CapitalSource Inc.	380,625
5,600		Endurance Specialty Holdings Ltd.	165,592
34,769	[1]	Federal Agricultural Mortgage Association, Class C	1,087,227
75,000	[1]	First Potomac Realty Trust	1,213,500
12,100		IndyMac Bancorp, Inc.	355,740
42,076	[1]	Philadelphia Consolidated Holding Corp.	1,983,883
290,140	[1]	Providian Financial Corp.	3,223,455
38,240	[1]	RTW, Inc.	252,384
7,120		Shokoh Fund & Co. Ltd.	1,035,895
2,630		Urstadt Biddle Properties, Class A	35,637

		TOTAL	11,929,195

		Healthcare--21.5%
42,400	[1]	Abgenix, Inc.	519,400
121,500	[1]	Acusphere, Inc.	1,166,400
119,178	[1]	Alexion Pharmaceuticals, Inc.	2,204,793
47,600	[1]	Anika Therapeutics, Inc.	317,492
66,800	[1]	Apria Healthcare Group, Inc.	1,937,200
44,488	[1]	Aspect Medical Systems, Inc.	420,412
25,150	[1]	Atrix Labs, Inc.	505,264
48,000	[1]	Avigen, Inc.	323,520
23,400	[1]	BioCryst Pharmaceuticals, Inc.	189,540
10,000	[1]	Biovail Corp.	240,500
32,638	[1]	CV Therapeutics, Inc.	575,408
616,700	[1]	Cambridge Heart, Inc.	832,545
20,000	[1]	Community Health Systems, Inc.	480,400
22,000	[1]	Corixa Corp.	131,340
162,080	[1]	Cytyc Corp.	2,095,694
51,668	[1]	DJ Orthopedics, Inc.	927,441
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
43,625	[1]	DOV Pharmaceutical, Inc.	$534,406
15,480		Dr. Reddy's Laboratories Ltd., ADR	412,697
265,481	[1]	Dyax Corp.	1,300,857
40,300	[1]	Encysive Pharmaceuticals, Inc.	255,099
40,000	[1]	Endo Pharmaceuticals Holdings, Inc.	654,400
126,400	[1,2]	Endologix, Inc.	479,056
9,130	[1]	Eon Labs, Inc.	384,464
14,775	[1]	Exelixis, Inc.	109,778
71,100	[1]	I-Flow Corp.	1,034,505
52,996	[1]	INAMED Corp.	4,577,265
22,500	[1]	Ilex Oncology, Inc.	469,350
19,910	[1]	InterMune, Inc.	398,200
8,025	[1]	Inveresk Research Group, Inc.	186,180
60,840	[1]	King Pharmaceuticals, Inc.	815,256
30,434	[1]	Kyphon, Inc.	838,457
1,580	[1]	Laboratory Corporation of America Holdings	56,011
40,306	[1]	LifePoint Hospitals, Inc.	1,036,267
35,230	[1]	MIM Corp.	207,505
65,820	[1]	Medarex, Inc.	470,613
6,205	[1]	National Dentex Corp.	130,615
61,870	[1]	Natus Medical, Inc.	293,883
13,500	[1]	Neurochem, Inc.	189,135
33,060	[1]	Onyx Pharmaceuticals, Inc.	808,978
41,000	[1]	OraSure Technologies, Inc.	344,810
37,081	[1]	Orthofix International NV	1,353,456
36,500	[1]	Palatin Technologies, Inc., Warrants	127,617
16,200	[1]	Pharmacyclics, Inc.	91,368
650,000		Point Therapeutics, Inc.	2,255,500
325,000	[1]	Point Therapeutics, Inc., Warrants	897,139
79,280	[1]	Praecis Pharmaceuticals, Inc.	549,410
36,500	[1]	Protein Design Laboratories, Inc.	492,020
58,234	[1]	Province Heathcare Co.	747,725
6,000		Ranbaxy Laboratories Ltd., GDR	130,161
40,350	[1]	ResMed, Inc.	1,685,419
140,300	[1]	Sequenom, Inc.	448,960
9,480	[1]	Serologicals Corp.	151,680
47,426	[1]	Shire Pharmaceuticals Group PLC, ADR	1,086,055
80,190	[1]	Telik, Inc.	1,629,461
38,380	[1]	Therasense, Inc.	701,586
39,700	[1]	Tularik, Inc.	499,029
31,860	[1]	United Surgical Partners International, Inc.	960,898
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
50,730	[1]	VCA Antech, Inc.	$1,432,615
11,900	[1]	Vicuron Pharmaceuticals, Inc.	218,365
38,070	[1]	WellChoice, Inc.	1,237,275
2,300	[1]	Zoll Medical Corp.	78,177

		TOTAL	45,629,052

		Industrials--11.7%
1,681,646	[1]	ABX Air, Inc.	5,885,761
13,200	[1]	Allied Waste Industries, Inc.	148,896
33,048		American Power Conversion Corp.	668,561
25,700		Arbitron, Inc.	1,015,150
55,482	[1]	CoStar Group, Inc.	2,088,897
14,740	[1]	Concorde Career Colleges, Inc.	390,610
27,540	[1]	DRS Technologies, Inc.	662,612
17,220	[1]	Dollar Thrifty Automotive Group	450,992
128,786	[1]	EGL, Inc.	2,100,500
50,004		Expeditors International Washington, Inc.	1,877,150
39,766	[1]	Exponent, Inc.	840,256
126,036	[1]	Exult, Inc.	999,465
30,860	[1]	Forward Air Corp.	897,409
6,550		Graco, Inc.	249,555
3,545		Healthcare Services Group, Inc.	57,784
12,930	[1]	Kroll, Inc.	300,752
1,770	[1]	L-3 Communications Holdings, Inc.	82,730
1,510		MSC Industrial Direct Co.	35,712
49,400	[1]	McDermott International, Inc.	365,560
233,700	[1]	Metron Technology NV	1,004,910
63,526	[1]	Monster Worldwide, Inc.	1,618,007
24,600	[1]	NuCo2, Inc.	308,730
30,000	[1]	Overnite Corporation	664,800
6,800	[1]	Simpson Manufacturing Co., Inc.	304,300
28,394		UTI Worldwide, Inc.	983,568
84,888	[1]	Vicor Corp.	860,764

		TOTAL	24,863,431

		Information Technology--31.8%
330,264	[1]	ARM Holdings PLC, ADR	1,912,229
87,260	[1]	ATI Technologies, Inc.	1,248,691
60,900	[1]	Acacia Research Corp.	374,535
424,764	[1]	Actuate Software Corp.	1,512,160
7,090	[1]	Advanced Digital Information Corp.	115,212
38,318	[1]	Altiris, Inc.	1,317,373
81,000	[1]	August Technology Corp.	1,571,400
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
3,200	[1]	Avid Technology, Inc.	$165,568
12,900	[1]	Avnet, Inc.	250,260
2,100	[1]	BARRA, Inc.	79,800
48,700	[1]	Bankrate, Inc.	743,649
72,100	[1]	BearingPoint, Inc.	677,740
147,400	[1]	BindView Development Corp.	341,968
43,092	[1]	Business Objects SA, ADR	1,416,003
30,060	[1]	Cabot Microelectronics Corp.	1,713,420
127,900	[1]	Cirrus Logic, Inc.	1,043,664
28,252	[1]	Cognos, Inc.	973,846
95,500	[1]	Conexant Systems, Inc.	556,765
24,900	[1]	Cray, Inc.	324,198
71,452	[1]	Cree Research, Inc.	1,268,988
845	[1]	DSP Group, Inc.	20,179
452,200	[1]	Digital Impact, Inc.	1,311,380
20,200	[1]	DigitalNet Holdings, Inc.	466,822
10,900	[1]	Documentum, Inc.	324,275
22,049	[1]	eCollege.com	478,243
107,800	[1]	Enterasys Networks, Inc.	420,420
3,255	[1]	Exar Corp.	52,373
3,105		FactSet Research Systems	135,502
12,528		Fair Isaac & Co., Inc.	799,036
39,852	[1]	Filenet Corp.	1,064,845
37,972	[1]	Foundry Networks, Inc.	883,229
355,105	[1]	Genus, Inc.	1,917,567
98,080	[1]	GlobespanVirata, Inc.	604,173
9,100	[1]	Hummingbird Ltd.	206,934
23,220	[1]	Hyperion Solutions Corp.	777,638
297,000	[1]	Indus International, Inc.	739,530
254,453	[1]	Infocrossing, Inc.	1,913,487
89,059	[1]	Infocrossing, Inc., Warrants	109,006
122,472	[1]	Informatica Corp.	1,334,945
98,860	[1]	Integrated Device Technology, Inc.	1,552,102
920	[1]	Intersil Holding Corp.	23,727
44,182	[1]	Intrado, Inc.	798,811
21,730	[1]	Iron Mountain, Inc.	830,955
35,900	[1]	Komag, Inc.	677,074
2,890	[1]	Kopin Corp.	21,184
48,600	[1]	M-Systems Flash Disk Pioneers Ltd.	962,280
7,800	[1]	MKS Instruments, Inc.	202,800
49,302	[1]	Magma Design Automation	1,194,587
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
7,790	[1]	Manhattan Associates, Inc.	$216,874
46,000	[1]	Marimba, Inc.	221,214
87,100	[1]	Maxtor Corp.	1,190,657
175,284	[1]	Mediagrif Interactive Technologies, Inc.	1,322,271
3,700	[1]	MicroStrategy, Inc., Class A	203,500
245,042	[1]	NIC, Inc.	1,269,318
58,644	[1]	Netegrity, Inc.	695,518
53,600	[1]	Netopia, Inc.	547,792
23,800	[1]	Niku Corp.	206,346
384,959	[1]	Online Resources Corp.	2,482,985
106,700		OpenTV Corp.	569,778
166,622	[1]	ParthusCeva, Inc.	1,231,337
15,500	[1]	Pegasus Systems, Inc.	169,260
98,280	[1]	Pervasive Software, Inc.	786,240
501	[1]	Quovadx, Inc.	2,635
192,830	[1]	Radvision Ltd.	2,084,492
6,900	[1]	SM&A Corp.	86,457
61,700	[1]	Safenet, Inc.	2,057,695
2,655	[1]	Sandisk Corp.	213,993
101,450		Seagate Technology Holdings	2,331,321
82,512	[1]	Sigmatel, Inc.	2,095,805
79,920	[1]	Sonic Solutions, Inc.	1,422,576
155,191	[1]	Synaptics, Inc.	2,017,483
26,784	[1]	Tech Data Corp.	881,729
44,500	[1]	Triquint Semiconductor, Inc.	319,065
25,895	[1]	UTStarcom, Inc.	815,692
29,300	[1]	Ultratech, Inc.	914,453
80,028	[1]	ValueClick, Inc.	645,026
1,090	[1]	Varian Semiconductor Equipment Associates, Inc.	52,701
40,750	[1]	Visual Networks, Inc.	72,128
99,792	[1]	Vitesse Semiconductor Corp.	702,536
67,700	[1]	Western Digital Corp.	910,565
87,500	[1]	Wolfson Microelectronics PLC	352,440
83,300	[1]	Xicor, Inc.	942,956

		TOTAL	67,465,411

		Materials--0.5%
1,285		Fuller (H.B.) Co.	31,842
31,600		Glamis Gold Ltd.	441,452
25,400	[1]	Golden Star Resources Ltd.	147,574
27,700		Hecla Mining Co.	163,430
8,800	[1]	Pan American Silver Corp.	92,664
Shares			Value
		COMMON STOCKS--continued
		Materials--continued
13,300		Placer Dome, Inc.	$205,219
2,540	[1]	Steel Dynamics, Inc.	47,320

		TOTAL	1,129,501

		Telecommunication Services--1.5%
9,470	[1]	AT Road, Inc.	122,163
1,900	[1]	Hungarian Telephone & Cable Corp.	18,449
145,900	[1]	TALK America Holdings, Inc.	1,820,832
46,700	[1]	Western Wireless Corp., Class A	905,980
248,700	[1]	Wireless Matrix Corp.	282,828

		TOTAL	3,150,252

		Utilities--0.1%
11,800		Consolidated Water Co.	235,646
635		Equitable Resources, Inc.	26,162

		TOTAL	261,808

		TOTAL COMMON STOCKS (IDENTIFIED COST $166,650,751)	197,311,322

		PREFERRED STOCK--0.0%
		Telecommunication Services--0.0%
1,900		Crown Castle International Corp., Conv. Pfd., $3.13 (identified cost $61,988)	80,987

		MUTUAL FUND--7.5%
15,907,011	[3]	Prime Value Obligations Fund, Class IS (at net asset value)	15,907,011

		TOTAL INVESTMENTS--100.5% (IDENTIFIED COST $182,619,750)[4]	213,299,320

		OTHER ASSETS AND LIABILITIES -- NET--(0.5)%	(1,088,384)

		TOTAL NET ASSETS--100%	$212,210,936

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, this security amounted to $479,056 which represents 0.2% of total net assets.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $182,665,269.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at value including $15,907,011 of investments in affiliated issuers (identified cost $182,619,750)		$213,299,320
Cash		1,358,679
Cash denominated in foreign currencies (identified cost $10,789)		10,789
Income receivable		28,347
Receivable for investments sold		1,195,573
Receivable for shares sold		7,631,177

TOTAL ASSETS		223,523,885

Liabilities:
Payable for investments purchased	$11,086,015
Payable for shares redeemed	104,676
Payable for portfolio accounting fees (Note 5)	6,341
Payable for distribution service fee (Note 5)	67,616
Payable for shareholder services fee (Note 5)	37,817
Net payable for foreign currency exchange contracts	2,270
Accrued expenses	8,214

TOTAL LIABILITIES		11,312,949

Net assets for 12,440,709 shares outstanding		$212,210,936

Net Assets Consist of:
Paid in capital		$178,318,275
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		30,679,835
Accumulated net realized gain on investments and foreign currency transactions		3,212,826

TOTAL NET ASSETS		$212,210,936

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($121,125,213 ÷ 7,094,696 shares outstanding)		$17.07

Offering price per share (100/94.50 of $17.07)[1]		$18.06

Redemption proceeds per share		$17.07

Class B Shares:
Net asset value per share ($43,390,218 ÷ 2,546,345 shares outstanding)		$17.04

Offering price per share		$17.04

Redemption proceeds per share (94.50/100 of $17.04)[1]		$16.10

Class C Shares:
Net asset value per share ($47,695,505 ÷ 2,799,668 shares outstanding)		$17.04

Offering price per share (100/99.00 of $17.04)[1]		$17.21

Redemption proceeds per share (99.00/100 of $17.04)[1]		$16.87

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended October 31, 2003

Investment Income:
Dividends (including $52,698 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $4,071)			$137,300

Expenses:
Investment adviser fee (Note 5)		$684,620
Administrative personnel and services fee (Note 5)		161,178
Custodian fees		24,357
Transfer and dividend disbursing agent fees and expenses (Note 5)		64,667
Auditing fees		15,500
Legal fees		3,500
Portfolio accounting fees (Note 5)		64,504
Distribution services fee--Class A Shares (Note 5)		68,964
Distribution services fee--Class B Shares (Note 5)		73,029
Distribution services fee--Class C Shares (Note 5)		80,406
Shareholder services fee--Class A Shares (Note 5)		68,964
Shareholder services fee--Class B Shares (Note 5)		24,343
Shareholder services fee--Class C Shares (Note 5)		26,802
Share registration costs		70,000
Printing and postage		16,707
Miscellaneous		5,000

TOTAL EXPENSES		1,452,541

Waivers and Reimbursement (Note 5):
Waiver/Reimbursement of investment adviser fee	$(318,101)
Waiver of administrative personnel and services fee	(68,425)
Waiver of transfer and dividend disbursing agent fees and expenses	(501)
Waiver of distribution services fee--Class A Shares	(13,793)

TOTAL WAIVERS AND REIMBURSEMENT		(400,820)

Net expenses			1,051,721

Net operating loss			(914,421)

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			4,127,247
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			30,679,835

Net realized and unrealized gain on investments and foreign currency transactions			34,807,082

Change in net assets resulting from operations			$33,892,661

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended October 31	2003 [1]
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(914,421)
Net realized gain on investments and foreign currency transactions	4,127,247
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	30,679,835

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,892,661

Share Transactions:
Proceeds from sale of shares	194,473,480
Cost of shares redeemed	(16,155,205)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	178,318,275

Change in net assets	212,210,936

Net Assets:
Beginning of period	--

End of period	$212,210,936

1 For the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The Fund commenced operations on December 18, 2002. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of October 31, 2003, the Fund had no securities on loan.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Bought:
11/4/2003	13,512,671 Japanese Yen	$124,990	$122,720	$(2,270)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Period Ended 10/31/2003[1]
Class A Shares:	Shares	Amount
Shares sold	7,947,749	$113,973,222
Shares redeemed	(853,053)	(12,720,794)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,094,696	$101,252,428

	Period Ended 10/31/2003[1]
Class B Shares:	Shares	Amount
Shares sold	2,699,319	$39,031,409
Shares redeemed	(152,974)	(2,358,312)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,546,345	$36,673,097

	Period Ended 10/31/2003[1]
Class C Shares:	Shares	Amount
Shares sold	2,872,041	$41,468,849
Shares redeemed	(72,373)	(1,076,099)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,799,668	$40,392,750

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	12,440,709	$178,318,275

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and net operating losses.

For the year ended October 31, 2003, permanent differences identified and reclassified among the components of net assets was as follows:

Increase (Decrease)
Paid in Capital	Net Operating Loss	Accumulated Net Realized Gain
$--	$914,421	$(914,421)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,258,346

Net unrealized appreciation	$30,634,316

The difference between book-basis and tax-basis net unrealized appreciation is attributable to deferral of losses from wash sales.

At October 31, 2003, the cost of investments for federal tax purposes was $182,665,269. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $30,634,051. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,026,941 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,392,890.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $52,698 for the period.

Under the terms of a sub-adviser agreement between the Adviser and the Trust Division of Federated Global Investment Management Corp. ("FGIMC"), FGIMC receives an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation. For the period ended October 31, 2003, FGIMC earned a sub-adviser fee of $315,608.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%

Class B Shares	0.75%

Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntarily waiver at any time at its sole discretion.

Sales Charge

For the year ended October 31, 2003, FSC retained $102,666 in sales charges from the sale of Class A Shares. FSC also retained $2,238 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period October 31, 2003, were as follows:

Purchases	$202,323,086

Sales	$39,777,198

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED EQUITY FUNDS
AND SHAREHOLDERS OF FEDERATED KAUFMANN SMALL CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Kaufmann Small Cap Fund (one of the portfolios constituting Federated Equity Funds) (the "Fund") as of October 31, 2003, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 18, 2002 (commencement of operations) through October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Small Cap Fund of Federated Equity Funds at October 31, 2003, the results of its operations, the changes in its net assets and its financial highlights for the period from December 18, 2002 (commencement of operations) through October 31, 2003, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Fund's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Lawrence Auriana Birth Date: January 8, 1944 VICE PRESIDENT Began serving: November 2001

Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
James E. Grefenstette Birth Date: November 7, 1962 VICE PRESIDENT Began serving: November 1998

James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001

Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Kaufmann Small Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29503 (12/03)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
            Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
           (insert name and title)

Date        December 26, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 29, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 26, 2003